As filed with the Securities and Exchange Commission on April 29, 1997

                                              1933 Act Registration No. ________
                                              1940 Act Registration No. 811-7757

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

         Pre-Effective Amendment No. ________                            [ ]
         Post-Effective Amendment No. _______                            [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

         Amendment No. ______

                             PAINEWEBBER SELECT FUND
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                             ALYSSA ALBERTELLI, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             PAINEWEBBER SELECT FUND
                       Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                            PAINEWEBBER SELECT FUND:

                         Form N-1A Cross Reference Sheet


     PART A ITEM NO. AND CAPTION      PROSPECTUS CAPTION
     ---------------------------      ------------------

1.   Cover Page                       Cover Page

2.   Synopsis                         The Select Portfolios at a Glance; Expense
                                      Table
3.   Condensed Financial              Performance
     Information

4.   General Description of           The Select Portfolios at a Glance;
     Registrant                       Investment Objectives & Policies;
                                      Investment Philosophy & Process; The
                                      Underlying Funds' Investments; General
                                      Information

5.   Management of the Fund           Management; General Information

5A.  Management's Discussion of       Not Applicable
     Fund Performance

6.   Capital Stock and Other          Cover Page; Flexible Pricing; Dividends
     Securities                       & Taxes; General Information

7.   Purchase of Securities Being     Flexible Pricing; How to Buy Shares;
     Offered                          Other Services; Determining the Shares'
                                      Net Asset Value

8.   Redemption or Repurchase         How to Sell Shares; Other Services

9.   Pending Legal Proceedings        Not Applicable




     PART B ITEM NO. AND CAPTION      STATEMENT OF ADDITIONAL
                                      INFORMATION CAPTION

10.  Cover Page                       Cover Page

11.  Table of Contents                Table of Contents

12.  General Information and          Other Information
     History

13.  Investment Objective and         Select Portfolios - Investment Policies
     Policies                         and Restrictions; Underlying Funds -
                                      Investment Policies; Underlying Funds -
                                      Hedging and Other Strategies Using
                                      Derivative Contracts; Portfolio
                                      Transactions

14.  Management of the Fund           Trustees and Officers; Principal Holders
                                      of Securities

15.  Control Persons and Principal    Trustees and Officers; Principal Holders
     Holders of Securities            of Securities

16.  Investment Advisory and          Investment Advisory and Distribution
     Other Services                   Arrangements

17.  Brokerage Allocation             Portfolio Transactions

18.  Capital Stock and Other          Conversion of Class B Shares; Other
     Securities                       Information

19.  Purchase, Redemption and         Reduced Sales Charges, Additional
     Pricing of Securities Being      Exchange and Redemption Information and
     Offered                          Other Services; Valuation of Shares

20.  Tax Status                       Taxes

21.  Underwriters                     Investment Advisory and Distribution
                                      Arrangements

22.  Calculation of Performance       Performance Information
     Data

23.  Financial Statements             To Be Supplied



PART C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED April 29, 1997

------------------------------------------------------------------------------

                        PAINEWEBBER SELECT PORTFOLIOS

            1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                      PROSPECTUS - _______________, 1997

------------------------------------------------------------------------------

The PaineWebber Select Portfolios seek to achieve their investment objectives by investing in a number of other PaineWebber mutual funds. The Select Portfolios are newly organized and have no operating history.

         SELECT AGGRESSIVE GROWTH PORTFOLIO seeks long-term capital appreciation by investing the majority of its assets in aggressive equity mutual funds.

         SELECT  GROWTH  PORTFOLIO  seeks  long-term  capital   appreciation  by
         investing the majority of its assets in equity mutual funds that invest in larger, more established companies.

         SELECT MODERATE PORTFOLIO seek high total return with low volatility by investing its assets in a combination of equity and fixed income mutual funds.

         SELECT CONSERVATIVE PORTFOLIO seeks a combination of income and growth, with preservation of capital as a primary goal, by investing the majority of its assets in fixed income mutual funds.

This Prospectus concisely sets forth information that a prospective investor should know about the Select Portfolios before investing. Please read it carefully and retain a copy of this Prospectus for future reference.

A Statement of Additional Information dated _____________, 1997 has been filed with the Securities and Exchange Commission and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568.

This Prospectus offers Class A, Class B, Class C and Class Y shares. The Class Y shares are currently offered for sale only to limited groups of investors. See "How to Buy Shares."



INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE SELECT PORTFOLIOS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE SELECT PORTFOLIOS IN ANY JURISDICTION WHERE THE SELECT PORTFOLIOS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                              CRIMINAL OFFENSE.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY.



                               Prospectus Page 1

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio

------------------------------------------------------------------------------



                              TABLE OF CONTENTS

------------------------------------------------------------------------------

                                                                       PAGE

The Select Portfolios At A Glance.........................................3

Expense Table.............................................................6

Investment Objectives & Policies.........................................10

Investment Philosophy & process..........................................19

Performance..............................................................20

The Underlying Funds' Investments........................................21

Flexible Pricing(SERVICEMARK)............................................29

How To Buy Shares........................................................33

How To Sell Shares.......................................................35

Other Services...........................................................35

Management...............................................................36

Determining The Shares' Net Asset Value..................................38

Dividends & Taxes........................................................38

General Information......................................................41







                               Prospectus Page 2

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



                      THE SELECT PORTFOLIOS AT A GLANCE
--------------------------------------------------------------------------------


The PaineWebber Select Portfolios are managed so that each Select Portfolio can serve as a complete investment program or as a core part of a larger portfolio. The Select Portfolios are intended as a simple and efficient approach to helping investors meet retirement and other long-term goals and are not market timing vehicles.

Each Select Portfolio invests in a number of PaineWebber mutual funds ("Underlying Funds") suited to the Select Portfolio's particular investment objective. The allocation of a Select Portfolio's assets among Underlying Funds is determined by using fundamental and quantitative analysis. The allocation of each Select Portfolio's assets is adjusted infrequently and only within predetermined ranges that attempt to maintain broad diversification. As a result, under normal conditions, there should be no sudden large-scale changes in the allocation of a Select Portfolio's investments among Underlying Funds

When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Select Portfolios will achieve their goals.

SELECT AGRESSIVE GROWTH PORTFOLIO

GOAL: To increase the value of an investment by investing the majority of its assets in aggressive equity mutual funds.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

WHO SHOULD INVEST: Investors in their accumulation years, who can withstand greater volatility in the equity market in return for potentially high returns.

SELECT GROWTH PORTFOLIO

GOAL: To increase the value of an investment by investing the majority of its assets in equity mutual funds consisting of larger, more established companies.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

WHO SHOULD  INVEST:  Investors  seeking  growth of capital and high  potential
return,   yet  who  are  not  willing  to  withstand  the  greater  volatility associated with a more aggressive portfolio.

SELECT MODERATE PORTFOLIO

GOAL: To increase the value of an investment by investing its assets in a combination of equity and fixed income mutual funds.

INVESTMENT OBJECTIVE: High total return with low volatility.

WHO SHOULD INVEST: Investors who may anticipate a time when they will need income from their investments but currently seek continued growth of capital and therefore have both growth and preservation of capital as equal investment goals.

SELECT CONSERVATIVE PORTFOLIO

GOAL: To provide current income and growth by investing the majority of its assets in fixed income mutual funds.

INVESTMENT  OBJECTIVE:   Seeks  a  combination  of  income  and  growth,  with
preservation of capital as a primary goal.

WHO SHOULD INVEST: Investors who need income from their investments and want to keep pace with inflation.

RISKS

The performance of a Select Portfolio will directly reflect the investment performance of the Underlying Funds it holds. As a result, the Select
Portfolios' ability to meet their investment objectives depends on the allocation of their assets among the various Underlying Funds and the ability of


                               Prospectus Page 3

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


those Underlying Funds to meet their investment objectives. An investment in a Select Portfolio is subject to all the risks of an investment directly in the Underlying Funds it holds. These risks are discussed under "The Underlying
Funds' Investments," and some of the more significant risks are summarized below. Investors may lose money by investing in a Select Portfolio; an investment is not guaranteed.

All the Select Portfolios hold Underlying Funds that invest primarily in equity securities, although the specific Underlying Funds and the percentage of a Select Portfolio's assets invested varies among the Select Portfolios. Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Some Underlying Funds are subject to the special risks of investing in foreign equity securities, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets.

All the Select Portfolios hold Underlying Funds that invest primarily in bonds, although the specific Underlying Funds and the percentage of a Select
Portfolio's assets invested in the Underlying Funds varies among the Select Portfolios. Bonds are subject to interest rate and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of the Underlying Fund's investments. Credit risk is the risk that adverse changes in economic conditions will affect an issuer's ability to pay interest and principal. Some Underlying Funds may invest in foreign bonds, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economies and markets. These risks are greater with respect to securities of issuers located in emerging markets. Some Underlying Funds may invest in bonds rated below investment grade, which are subject to greater risks of default or price fluctuation than investment grade bonds and are considered predominantly speculative.

Each Select Portfolio is a non-diversified fund as defined in the Investment Company Act of 1940 ("1940 Act"), because it invests in a limited number of Underlying Funds. However, all the Underlying Funds other than PaineWebber Global Income Fund and PaineWebber Strategic Income Fund are diversified funds.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of the Select Portfolios.

Mitchell Hutchins also is the investment adviser and administrator of the Underlying Funds other than PaineWebber Cashfund, which it serves as sub-adviser and sub-administrator. Mitchell Hutchins has appointed sub-advisers for certain Underlying Funds. PaineWebber serves as investment adviser and administrator for PaineWebber Cashfund.

MINIMUM INVESTMENT

To open an account, investors must invest $1,000; to add to an account, investors need only invest $100.

HOW TO PURCHASE SHARES OF THE SELECT PORTFOLIOS

Investors may choose among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% (4% for Select Conservative Portfolio) of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A


                               Prospectus Page 4

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% (0.75% for Select Conservative Portfolio) is charged on shares sold within one year of purchase. Class C shares never convert to another class of shares.

CLASS Y SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a contingent deferred sales charge when they sell Class Y shares. Class Y shares are currently offered for sale only to a limited group of investors.













                               Prospectus Page 5

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



                                EXPENSE TABLE
------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in the Class A, Class B, Class C and Class Y shares of the Select Portfolios. Expenses shown below are estimated.


SHAREHOLDER TRANSACTION EXPENSES                                        CLASS A   CLASS B  CLASS C  CLASS Y
                                                                        -------   -------  -------  -------
Maximum Sales Charge on Purchases of Shares (as a % of                  4.50%(1)   None     None     None
     offering price).........................................
Sales Charge on Reinvested Dividends (as a % of offering                  None     None     None     None
     price)..................................................
Maximum Contingent Deferred Sales Charge (as a % of offering
     price or net asset value at the time of sale, whichever              None      5%      1%(2)    None
     is less)................................................
Exchange Fees................................................             None     None     None     None
-----------------

(1)      4.00% for Select Conservative Portfolio
(2)      0.75% for Select Conservative Portfolio


ANNUAL FUND OPERATING EXPENSES (as a % of average net assets)
SELECT AGGRESSIVE GROWTH PORTFOLIO
Management Fees..............................................              _.__%    _.__%    _.__%   _.__%
12b-1 Fees...................................................              0.25     1.00     1.00    None
Other Expenses...............................................              None     None     None    None
Total Operating Expenses.....................................
SELECT GROWTH PORTFOLIO
Management Fees..............................................              _.__%    _.__%    _.__%   _.__%
12b-1 Fees...................................................              0.25     1.00     1.00    None
Other Expenses...............................................              None     None     None    None
Total Operating Expenses.....................................
SELECT MODERATE PORTFOLIO
Management Fees..............................................              _.__%    _.__%    _.__%   _.__%
12b-1 Fees...................................................              0.25     1.00     1.00    None
Other Expenses...............................................              None     None     None    None
Total Operating Expenses.....................................
SELECT CONSERVATIVE PORTFOLIO
Management Fees..............................................              _.__%    _.__%    _.__%   _.__%
12b-1 Fees...................................................              0.25     1.00     0.75    None
Other Expenses...............................................              None     None     None    None
Total Operating Expenses.....................................


==============================================================================

CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if such shares are sold by the shareholder within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.

CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.

CLASS C SHARES:  If shares  are sold by the  shareholder  within  one year after purchase, a contingent deferred sales charge of 1% (0.75% for Select Conservative Portfolio) of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.

CLASS Y SHARES: No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to 12b-1 distribution or service fees.

================================================================================


                               Prospectus Page 6

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



         12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:


                                       CLASS A    CLASS B     CLASS C    CLASS Y
                                       -------    -------     -------    -------

12b-1 services fees...................   0.25%      0.25%       0.25%     None

12b-1 distribution fees...............   0.00%      0.75%       0.75%(1)  None

------------------------------

(1)   0.50% for Select Conservative Portfolio

   For more information, see "Management" and "Flexible Pricing(SERVICEMARK)."


The following table shows the expense ratios applicable to Class Y shareholders of the Underlying Funds, based on estimated operating expenses for the current fiscal year. The Select Portfolios invest only in Class Y shares of the Underlying Funds and, accordingly, pay no sales load or 12b-1 service or distribution fees in connection with these investments. The Select Portfolios, however, indirectly bear their pro rata share of the fees and expenses applicable to Class Y shareholders of the Underlying Funds. As a result, the investment returns of each Select Portfolio will reflect the expenses of the Underlying Funds that it holds.


--------------------------------------------------------------------------------
UNDERLYING PAINEWEBBER FUND                               EXPENSE RATIO OF CLASS
                                                                  Y SHARES
--------------------------------------------------------------------------------
PAINEWEBBER GLOBAL FUNDS
     PaineWebber Asia Pacific Growth Fund                           2.02%
     PaineWebber Emerging Markets Equity Fund                       2.19%
     PaineWebber Global Equity Fund                                 1.17%
     PaineWebber Global Income Fund                                 0.96%
PAINEWEBBER STOCK FUNDS
     PaineWebber Capital Appreciation Fund                          1.33%
     PaineWebber Financial Services Growth Fund                     1.12%
     PaineWebber Growth Fund                                        1.02%
     PaineWebber Growth and Income Fund                             0.88%
     PaineWebber Small Cap Fund                                     1.72%
     PaineWebber Utility Income Fund                                1.19%
PAINEWEBBER ASSET ALLOCATION FUNDS
     PaineWebber Balanced Fund                                      1.09%
     PaineWebber Tactical Allocation Fund                           0.95%
PAINEWEBBER BOND FUNDS
     PaineWebber High Income Fund                                   0.68%
     PaineWebber Investment Grade Income Fund                       0.70%
     PaineWebber Low Duration U.S. Government Income Fund           0.90%
     PaineWebber Strategic Income Fund                              1.49%
     PaineWebber U.S. Government Income Fund                        0.68%
PAINEWEBBER MONEY MARKET FUNDS
     PaineWebber Cashfund (1)                                       0.60%
--------------------------------------------------------------------------------

(1) PaineWebber Cashfund offers only one class of shares but does not charge any sales load or 12b-1 service fees or distribution fees.





                               Prospectus Page 7

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



The following table shows the estimated approximate aggregate expense ratios of each Select Portfolio (that is, the expense ratios of the Select Portfolio and those of the Class Y shares of the Underlying Funds), based on a weighted average of the Class Y expense ratios of the Underlying Funds in which each Select Portfolio is expected to invest at the commencement of its operations.


--------------------------------------------------------------------------------
PAINEWEBBER SELECT PORTFOLIO                            AGGREGATE EXPENSE RATIO
--------------------------------------------------------------------------------

Select Aggressive Growth Portfolio
     Class A
     Class B
     Class C
     Class Y

Select Growth Portfolio
     Class A
     Class B
     Class C
     Class Y

Select Moderate Portfolio
     Class A
     Class B
     Class C
     Class Y

Select Conservative Portfolio
     Class A
     Class B
     Class C
     Class Y
--------------------------------------------------------------------------------

EXAMPLES OF EFFECT OF FUND EXPENSES

         The following examples should assist investors in understanding various costs and expenses incurred as shareholders of a Select Portfolio. These expenses include the estimated expenses of the Underlying Funds. The assumed 5% annual return shown in the examples is required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A SELECT PORTFOLIO MAY BE MORE OR LESS THAN THOSE SHOWN.


         An investor would pay the following expenses, directly or indirectly, on a $1,000 investment in a Select Portfolio, assuming a 5% annual return:


SELECT AGGRESSIVE GROWTH PORTFOLIO

EXAMPLE                                                      1 YEAR    3 YEARS
-------                                                      ------    -------
Class A......................................................$         $
Class B (Assuming sale of all shares at end of period).......$         $
Class B (Assuming no sale of shares).........................$         $
Class C (Assuming sale of all shares at end of period).......$         $
Class C (Assuming no sale of shares).........................$         $
Class Y......................................................$         $


                               Prospectus Page 8

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


SELECT GROWTH PORTFOLIO

EXAMPLE                                                     1 YEAR    3 YEARS
-------                                                     ------    -------
Class A.....................................................$         $
Class B (Assuming sale of all shares at end of period)......$         $
Class B (Assuming no sale of shares)........................$         $
Class C (Assuming sale of all shares at end of period)......$         $
Class C (Assuming no sale of shares)........................$         $
Class Y.....................................................$         $


SELECT MODERATE PORTFOLIO

EXAMPLE                                                    1 YEAR     3 YEARS
-------                                                    ------     -------
Class A....................................................$          $
Class B (Assuming sale of all shares at end of period).....$          $
Class B (Assuming no sale of shares).......................$          $
Class C (Assuming sale of all shares at end of period).....$          $
Class C (Assuming no sale of shares).......................$          $
Class Y....................................................$          $


SELECT CONSERVATIVE PORTFOLIO

EXAMPLE                                                     1 YEAR     3 YEARS
-------                                                     ------     -------
Class A.................................................... $          $
Class B (Assuming sale of all shares at end of period)..... $          $
Class B (Assuming no sale of shares)....................... $          $
Class C (Assuming sale of all shares at end of period)..... $          $
Class C (Assuming no sale of shares)....................... $          $
Class Y.................................................... $          $



ASSUMPTIONS MADE IN THE EXAMPLES

o ALL CLASSES: Reinvestment of all dividends and other distributions; percentage amounts listed under "Annual Fund Operating Expenses" remain the same for the years shown.

o CLASS A SHARES: Deduction of the maximum 4.5% (4.0% for the Select Conservative Portfolio) initial sales charge at the time of purchase.

o CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years.

o CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.





                               Prospectus Page 9

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



                       INVESTMENT OBJECTIVES & POLICIES
--------------------------------------------------------------------------------

The investment objectives of the Select Portfolios may not be changed without shareholder approval. Each Select Portfolio seeks to achieve its investment objective by investing within specified ranges among certain Underlying Funds. Each Select Portfolio seeks to maintain different allocations between Underlying Funds that are equity funds and Underlying Funds that are fixed income funds (including a money market fund) depending on its investment objective.

Mitchell Hutchins allocates investments for each Select Portfolio among Underlying Funds based on Mitchell Hutchins' outlook for the economy, financial markets and the relative performance of the Underlying Funds. The board of trustees of the Select Portfolios has established investment ranges that designate minimum and maximum percentages for the allocation of each Select Portfolio's assets between equity funds and fixed income funds and for the percentage of the Select Portfolio's assets that may be invested in a particular Underlying Fund.

The two tables that follow show for each Select Portfolio the initial equity/fixed income fund allocation targets and the investment ranges for the Underlying Funds.


   EQUITY/FIXED INCOME FUND RANGE (% OF EACH SELECT PORTFOLIO'S NET ASSETS)

SELECT PORTFOLIO                          INVESTMENT OBJECTIVE                    TARGET          RANGE
----------------------------------------------------------------------------------------------------------
Select Aggressive Growth Portfolio        Long-Term Capital Appreciation
     Equity                                                                         90%          80%-100%
     Fixed Income                                                                   10%           0%-20%

Select Growth Portfolio                   Long-Term Capital Appreciation
     Equity                                                                         80%          70%-90%
     Fixed Income                                                                   20%          10%-30%

Select Moderate Portfolio                 High Total Return with Low
                                          Volatility
     Equity                                                                         60%          50%-70%
     Fixed Income                                                                   40%          30%-50%

Select Conservative Portfolio             A Combination of Income and
                                          Growth, with Preservation of
                                          Capital as a Primary Goal
     Equity                                                                         30%          20%-40%
     Fixed Income                                                                   70%          60%-80%





                               Prospectus Page 10

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



        INVESTMENT RANGE (PERCENT OF EACH SELECT PORTFOLIO'S NET ASSETS)

                                                                SELECT
UNDERLYING FUND                                               AGGRESSIVE     SELECT        SELECT         SELECT
                                                                GROWTH       GROWTH       MODERATE     CONSERVATIVE
                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
PAINEWEBBER GLOBAL FUNDS
   PaineWebber Asia Pacific Growth Fund                        0% - 10%
   PaineWebber Emerging Markets Equity Fund                    0% - 20%
   PaineWebber Global Equity Fund                              0% - 20%      0% - 20%       0% - 20%
   PaineWebber Global Income Fund                                                           0% - 10%      0% - 20%
PAINEWEBBER STOCK FUNDS
   PaineWebber Capital Appreciation Fund                       0% - 10%      0% - 10%       0% - 10%
   PaineWebber Financial Services Growth Fund                  0% - 20%      0% - 10%       0% - 10%
   PaineWebber Growth Fund                                     0% - 10%      0% - 10%       0% - 10%
   PaineWebber Growth and Income Fund                         20% - 40%     15% - 35%      10% - 30%      5% - 25%
   PaineWebber Small Cap Fund                                 20% - 40%     15% - 35%       0% - 20%
   PaineWebber Utility Income Fund                                                          0% - 10%      0% - 10%
PAINEWEBBER ASSET ALLOCATION FUNDS
   PaineWebber Balanced Fund                                                 0% - 10%       0% - 10%      0% - 10%
   PaineWebber Tactical Allocation Fund                                     10% - 30%      10% - 30%      5% - 25%
PAINEWEBBER BOND FUNDS
   PaineWebber High Income Fund                                0% - 20%      0% - 20%
   PaineWebber Investment Grade Income Fund                                                 0% - 10%
   PaineWebber Low Duration U.S. Government  Income Fund                                                 20% - 40%
   PaineWebber Strategic Income Fund                           0% - 10%      0% - 20%      15% - 35%
   PaineWebber U.S. Government Income Fund                                                  5% - 25%     20% - 40%
PAINEWEBBER MONEY MARKET FUNDS
  PaineWebber Cashfund                                         0% - 20%      0% - 20%       0% - 25%      0% - 30%
--------------------------------------------------------------------------------------------------------------------


The Underlying Funds represent a broad spectrum of investment options. The equity/fixed income ranges and the investment ranges are based on the degree to which Mitchell Hutchins expects the selected Underlying Funds, in combination, to be appropriate for a Select Portfolio's particular investment objective. If appreciation or depreciation in the value of an Underlying Fund's shares causes the percentage of a Select Portfolio's assets invested in that Underlying Fund to exceed or be less than the applicable investment range, Mitchell Hutchins will consider whether to reallocate the assets of the Select Portfolio, but is not required to do so. The particular Underlying Funds in which each Select Portfolio may invest, the equity/fixed income fund targets and ranges and the investment ranges applicable to each Underlying Fund may be changed by the Select Portfolios' board of trustees without shareholder approval.



Each Select Portfolio maintains cash reserves for meeting redemptions, expenses and in connection with making new investments. The Select Portfolios may invest these cash reserves in PaineWebber Cashfund or may invest directly in short-term U.S. government securities, high grade short-term commercial paper and repurchase agreements. When Mitchell Hutchins believes that unusual market or economic conditions warrant a defensive posture, each Select Portfolio may invest up to 100% of its total assets in these securities.

INVESTMENT OBJECTIVES AND POLICIES OF UNDERLYING FUNDS

The following is a concise description of the investment objectives and policies of the Underlying Funds in which the Select Portfolios may invest. As with any


                               Prospectus Page 11

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


mutual fund, there is no assurance that the Underlying Funds will achieve their investment objectives. The Statement of Additional Information includes more information about the investment policies of the Underlying Funds. Those policies also are described more fully in the prospectus of each Underlying Fund. No offer is made in this Prospectus of shares of any Underlying Fund.

EQUITY  FUNDS. THE  FOLLOWING   UNDERLYING  FUNDS  INVEST  PRIMARILY  IN  EQUITY
SECURITIES OR ALLOCATE THEIR ASSETS BETWEEN EQUITY SECURITIES AND FIXED
INCOME SECURITIES.

     PAINEWEBBER ASIA PACIFIC GROWTH FUND
     PAINEWEBBER EMERGING MARKETS EQUITY FUND
     PAINEWEBBER GLOBAL EQUITY FUND
     PAINEWEBBER CAPITAL APPRECIATION FUND
     PAINEWEBBER FINANCIAL SERVICES GROWTH FUND
     PAINEWEBBER GROWTH FUND
     PAINEWEBBER GROWTH AND INCOME FUND
     PAINEWEBBER SMALL CAP FUND
     PAINEWEBBER UTILITY INCOME FUND
     PAINEWEBBER BALANCED FUND
     PAINEWEBBER TACTICAL ALLOCATION FUND

FIXED INCOME FUNDS. THE FOLLOWING UNDERLYING FUNDS INVEST PRIMARILY IN FIXED INCOME SECURITIES.

   PAINEWEBBER GLOBAL INCOME FUND
   PAINEWEBBER HIGH INCOME FUND
   PAINEWEBBER INVESTMENT GRADE INCOME FUND
   PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
   PAINEWEBBER STRATEGIC INCOME FUND
   PAINEWEBBER U.S. GOVERNMENT INCOME FUND
   PAINEWEBBER UTILITY INCOME FUND
   PAIN4EWEBBER U.S. GOVERNMENT INCOME FUND
   PAINEWEBBER CASHFUND

For purposes of the equity/fixed income fund allocation targets and ranges applicable to the Select Portfolios, PaineWebber Balanced Fund and PaineWebber Utility Income Fund are each considered to be an equity fund with respect to 50% of a Select Portfolio's investment and an income fund with respect to the remaining 50% of that Select Portfolio's investment.

ASIA PACIFIC GROWTH FUND

Asia Pacific Growth Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objecting by investing primarily in equity securities of Asia Pacific Region companies. The term "Asia Pacific
Region" means the region located south of the former Soviet Union, east of Afghanistan and Iran and west of the International Date Line (except Japan). The Asia Pacific Region countries that currently have established securities markets and that normally are considered for investment by the Fund include: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. The Fund may also invest in other Asia Pacific Region countries whose securities markets become sufficiently established. Except under unusual conditions, the Fund will invest in companies in a minimum of three, and generally in a larger number of, Asia Pacific Region countries. Additionally, the Fund expects to invest across a broad spectrum of industries, including trade, finance, real estate, transportation, communications, energy, construction, manufacturing, services, food processing and others. The mix of industries and countries may change over time as investment opportunities change.

Asia Pacific Growth Fund defines Asia Pacific Region companies as companies:

   o that are organized under the laws of countries in the Asia Pacific Region that now or in the future permit foreign investors to participate in their stock markets,

   o that regardless of where organized, and as determined by the Fund's sub-adviser, either (A) derive at least 50% of their revenues from goods produced or sold, investments made or services performed in Asia Pacific Region countries or (B) maintain at least 50% of their assets in Asia Pacific Region countries, or

   o for which the principal securities trading market is an exchange or over-the-counter ("OTC") market in the Asia Pacific Region.

Under normal market conditions, Asia Pacific Growth Fund invests at least 65% of its total assets in equity securities of Asia Pacific Region companies. Most of the equity securities purchased by the Fund are expected to be traded on a foreign stock exchange or in a foreign OTC market. When it is consistent with


                               Prospectus Page 12

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


its investment objective, the Fund may invest up to 10% of its total assets in convertible and non-convertible debt securities issued or guaranteed by Asia Pacific Region issuers, including obligations of sovereign governmental issuers.

Schroder Capital Management International Inc. serves as sub-adviser to Asia Pacific Growth Fund.

EMERGING MARKETS EQUITY FUND

Emerging Markets Equity Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of equity securities of issuers in emerging markets. "Emerging markets" are Malaysia and all markets in all countries not included in the Morgan Stanley Capital International World Index, a well known index that reflects developed and developing markets throughout the world. Under normal conditions, the Fund invests a minimum of 65% of its total assets in equity securities of issuers located in emerging market countries and maintains investments in at least three emerging market countries. Issuers are considered to be located in an emerging market country if: (1) the principal securities trading market for the issuer is in an emerging market country; (2) the issuer derives 50% or more of its annual revenue or profit from either goods produced, sales made, investments made or services performed in emerging market countries; or (3) the issuer is organized under the laws of an emerging market country. The Fund's investments will be spread over geographic as well as economic sectors. Generally, not more than 35% of the Fund's total assets will be invested in any single country. Under no circumstances will 25% or more of the Fund's total assets be invested in any single industry. Within each emerging market, the Fund is diversified through investments in a number of local companies characterized by attractive valuation relative to expected growth.

Schroder Capital Management International Inc. serves as sub-adviser to Emerging Markets Equity Fund.

GLOBAL EQUITY FUND

Global Equity Fund's investment objective is long-term growth of capital. The Fund seeks to achieve this goal by investing primarily in equity securities issued by companies in foreign countries, as well as in the United States. The Fund normally invests in at least three countries, one of which is typically the United States. The Fund normally invests at least 65% of its total assets in equity securities of foreign and U.S. companies. The Fund may invest up to 35% of its total assets in investment grade bonds issued by corporate or governmental entities. The bonds in which the Fund invests have maturities no longer than seven years. The Fund may assume a temporary defensive position by investing all or a significant portion of its assets in securities of U.S. and Canadian issuers or by holding cash or short-term money market investments. Under normal circumstances, at least 80% of the Fund's total assets are invested in equity securities or bonds of issuers in countries represented in the Morgan Stanley Capital International World Index. This is a well-known index that reflects developed and developing markets throughout the world.

GE Investment  Management  Incorporated serves as sub-adviser to Global Equity
Fund.

GLOBAL INCOME FUND

Global Income Fund's primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. The Fund seeks to achieve these objectives by investing principally in high-quality debt securities issued or guaranteed by foreign governments, by the U.S. government, by their respective agencies or instrumentalities or by supranational organizations, or issued by U.S. or foreign companies. The Fund's portfolio consists primarily of debt securities rated within one of the two highest grades assigned by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Normally, at least 65% of the Fund's total assets are invested in high-quality debt securities, denominated in foreign currencies or U.S. dollars, of issuers located in at least three of the following countries:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,


                               Prospectus Page 13

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


Singapore, Spain, Sweden, Switzerland, Thailand, the United Kingdom and the United States. No more than 40% of the Fund's assets normally are invested in securities of issuers located in any one country other than the United States.

Global Income Fund may invest up to 35% of its total assets in debt securities rated below the two highest grades assigned by an NRSRO. Except as noted below, these securities must be at least investment grade. Within this 35% limitation, the Fund may invest up to 20% of its total assets in sovereign debt securities rated below investment grade.

Global Income Fund is a non-diversified fund as defined in the 1940 Act and is subject to greater risk than funds that have a broader range of investments.

CAPITAL APPRECIATION FUND

Capital Appreciation Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks of medium-sized (or mid cap) companies. The Fund's sub-adviser defines mid cap companies as public companies:

   o that have market capitalizations (referring to a company's size or the value of the equity securities it has issued) of at least $100 million and, generally, no more than $10 billion at the time of purchase; and

   o that are not included in either of the largest 100 companies ranked by revenues or by market capitalization in FORTUNE magazine's "Fortune 500."

Capital Appreciation Fund may invest up to 35% of its total assets in U.S. dollar-denominated equity securities of foreign companies that trade on recognized U.S. stock exchanges or on the U.S. over-the-counter market. When its sub-adviser believes it is consistent with the Fund's investment objective, the Fund may invest up to 35% of its total assets in common stocks of companies that are larger or smaller than those of mid cap companies as defined above, as well as in bonds and money market instruments.

Denver   Investment   Advisors,   LLC,   serves  as   sub-adviser  to  Capital
Appreciation Fund.

FINANCIAL SERVICES GROWTH FUND

Financial Services Growth Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by primarily investing in equity securities of companies in the financial services industries. These companies include banks, thrifts, insurance companies, commercial finance companies, consumer finance companies, brokerage companies, investment management companies and their holding companies.

Financial Services Growth Fund normally invests at least 65% of its total assets in equity securities of financial services companies. To be considered a financial services company, a company must:

   o derive at least 50% of either its revenues or earnings from financial services activities or devote at least 50% of its assets to these activities; or

   o be engaged in "securities-related businesses," meaning it derives more than 15% of its gross revenues from securities brokerage or investment management activities.

Financial Services Growth Fund may invest up to 35% of its total assets in equity securities of companies outside the financial services industries and in bonds of all issuers. The Fund may also invest up to 20% of its total assets in equity securities and bonds of foreign issuers. The Fund may invest in securities other than equity securities when, in the opinion of Mitchell Hutchins, their potential for capital appreciation is equal to or greater than that of equity securities or when such holdings might reduce volatility in the Fund.

Financial Services Growth Fund may not invest more than 5% of its total assets in the equity securities of any one company engaged in securities-related businesses. The Fund may invest in banks and thrifts (and their holding companies) only if their deposits are insured by the FDIC. However, neither the securities of these companies nor the Fund's shares are insured by the FDIC or any other federal or governmental agency.

                               Prospectus Page 14

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



Financial Services Growth Fund's concentration in the financial services industries makes it subject to greater risk and volatility than equity funds that are more diversified.

GROWTH FUND

The investment objective of Growth Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities issued by companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities. The Fund may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds (including up to 10% in bonds and convertible securities rated below investment grade). Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

GROWTH AND INCOME FUND

The investment objective of Growth and Income Fund is current income and capital growth. The Fund seeks to achieve this objective by investing primarily in dividend-paying equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. Normally, the Fund invests at least 65% of its total assets in these equity securities. The Fund may invest up to 35% of its total assets in equity securities not meeting these selection criteria, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S.
over-the-counter market.

SMALL CAP FUND

The investment objective of Small Cap Fund is long-term capital appreciation. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities of small cap companies, which are defined as companies having market capitalizations of up to $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% of total assets in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities of foreign issuers traded on recognized U.S. exchanges or in the U.S. OTC market.

UTILITY INCOME FUND

Utility Income Fund's investment objective is current income and capital appreciation. The Fund attempts to achieve its objective by investing at least 65% of its total assets in income-producing equity securities and bonds issued by domestic and foreign companies that are primarily engaged in the ownership or operation of facilities used in the generation, transmission or distribution of electricity, telecommunications, gas or water.

"Primarily engaged" means that:

   o more than 50% of the company's assets are devoted to the ownership or operation of one or more such facilities; or

   o more than 50% of the company's operating revenues are derived from such businesses.

Utility Income Fund may invest in the equity securities and bonds of foreign companies. The Fund may invest up to 35% of its total assets in equity securities and bonds of companies that are outside the utility industries and in high quality money market instruments. The Fund may invest up to 5% of its net assets in bonds (including convertible securities) that are rated lower than investment grade.

Utility Income Fund seeks to invest in companies that should benefit from a dramatically changing operating environment, spurred by a long-term, secular trend toward deregulation. Some of these changes include:

   o local telecommunications providers' shift from rate of return to price cap regulation;

                               Prospectus Page 15

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



   o more liberal  legislation,  which is gradually  eliminating entry barriers
     that  historically   prohibited   telephone  companies  from  entering  new
     businesses; and

   o a more open market in the electric utility industry, which should lead to consolidation within the industry.

Utility Income Fund's concentration in these industries subjects it to more volatility than a fund whose portfolio is more diversified.

BALANCED FUND

Balanced Fund's investment objective is high total return with low volatility. The Fund pursues this objective by investing primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market securities). The portion invested in each of these asset classes is based on Mitchell Hutchins' judgment of the best allocation of the Fund's assets. However, the Fund maintains a fixed income allocation (including bonds and cash) of at least 25%. The Fund attempts to maintain a dollar-weighted average maturity for its fixed income investments-the average remaining time to maturity of a portfolio's bonds-of three to ten years.

The Fund may invest in a broad range of:

   o Equity securities issued by companies believed by Mitchell Hutchins to have the potential for rapid earnings growth;

   o Investment grade bonds;

   o U.S. government securities;

   o Convertible securities; provided that the Fund will not invest more than 10% of its total assets in convertible securities rated below investment grade; and

   o High quality money market securities.

TACTICAL ALLOCATION FUND

Tactical Allocation Fund's investment objective is total return, consisting of long-term capital appreciation and current income. The Fund seeks to achieve its objective by using a disciplined investment strategy that allocates its assets between common stocks and U.S. Treasury notes or U.S.
Treasury bills.

In seeking total return, the Fund shifts its asset mix among an equity portion designed to track the performance of the S&P 500 Index (the Fund holds approximately 450 of the 500 stocks in the Standard & Poors's 500 Composite Stock Price Index ("S&P 500 Index"), a bond portion, consisting of five-year U.S. Treasury notes, and a cash portion, consisting of 30-day U.S. Treasury bills. The allocation among these three segments is based on the asset mix recommendation of the Mitchell Hutchins Tactical Allocation Model.

The Fund seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index, by investing in common stocks held in the S&P 500 Index, but can take a more defensive posture when the Tactical Allocation Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value.

HIGH INCOME FUND

High Income Fund's investment objective is to provide high income. The Fund normally invests at least 65% of its total assets in high yield, high risk, income producing, corporate bonds that, at the time of purchase, are rated B or better by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), are comparably rated by another NRSRO or, if unrated, are considered to be of comparable quality by Mitchell Hutchins. The Fund also may invest up to 35% of its total assets in (1) bonds that are rated below B or comparable unrated bonds; (2) U.S. government bonds; (3) preferred stocks; (4) equity securities (including common stocks, warrants and rights); and (5) money market instruments, including repurchase agreements. Up to 25% of the Fund's total assets may be invested in bonds and equity securities that are not paying current income. Up to 35% of the Fund's net assets may be invested in securities of foreign issuers. However, no more


                               Prospectus Page 16
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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


than 10% of the Fund's net assets may be invested in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar.

INVESTMENT GRADE INCOME FUND

Investment Grade Income Fund's objective is to provide high current income consistent with the preservation of capital and liquidity. The Fund normally invests at least 65% of its total assets in U.S. government and investment grade corporate bonds (including mortgage-backed securities). The Fund also may invest up to 35% of its total assets in the following: (1) corporate bonds that are rated below investment grade; (2) preferred stocks; (3) convertible securities;
(4) asset-backed securities; (5) commercial paper or variable amount master notes whose issuers, at the time the security is purchased by the Fund, have outstanding either long-term bonds that are rated investment grade by S&P or Moody's or commercial paper rated in the highest rating category by S&P or Moody's; and (6) other money market instruments, including repurchase agreements.

Investment Grade Income Fund may invest in mortgage-backed securities only if they are U.S. government issued or guaranteed or if, at the time of purchase, they are investment grade. The Fund may invest in other asset-backed securities only if, at the time of purchase, they are rated in one of the two highest rating categories by S&P or Moody's. Also, the Fund may not invest more than 10% of its total assets in interest-only and principal-only classes of mortgaged-backed securities.

Up to 20% of the Fund's net assets may be invested in certain foreign securities. These are: (1) U.S. dollar-denominated securities of foreign issuers or of foreign branches of U.S. banks that are traded in the U.S. securities markets; and (2) securities that are U.S. dollar-denominated but whose value is linked to the value of foreign currencies.

U.S. GOVERNMENT INCOME FUND AND
LOW DURATION U.S. GOVERNMENT INCOME FUND ("LOW DURATION INCOME FUND")

U.S. Government Income Fund's investment objective is to provide high income consistent with the preservation of capital and liquidity. Low Duration Income Fund's investment objective is to achieve the highest level of income consistent with the preservation of capital and low volatility of net asset value.

Low Duration Income Fund seeks to limit (but not eliminate) the volatility of net asset value by normally maintaining an overall portfolio duration of from 1 to 3 years. U.S. Government Income Fund has no fixed portfolio duration policy. "Duration" is a measure of the expected life of a fixed income security on a present value basis.

Each Fund normally invests at least 65% of its total assets in U.S. government bonds (including mortgage-backed securities) and repurchase agreements with respect to them. Each Fund also may invest up to 35% of its total assets in privately issued mortgage-backed and asset-backed securities that, at the time of purchase, are rated in the highest rating category by a nationally recognized rating agency, such as S&P or Moody's, or if unrated, are considered to be of comparable quality by Mitchell Hutchins or, for Low Duration Income Fund, its sub-adviser.

Each Fund has a fundamental policy of normally concentrating at least 25% of its total assets in U.S. government and privately issued mortgage- and asset-backed securities. This policy has the effect of increasing each Fund's exposure to the risks of these securities and might cause the Fund's net asset value to fluctuate more than otherwise would be the case. Some types of mortgage-backed securities, including "interest only," "principal-only" and inverse floating rate classes of these securities can be extremely volatile and may become illiquid. Low Duration Income Fund does not invest in these classes of mortgage-backed securities.

Pacific Investment Management Company ("PIMCO") serves as sub-adviser for Low Duration Income Fund.

STRATEGIC INCOME FUND

Strategic Income Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, it seeks capital appreciation. The Fund strategically allocates its investments among three distinct bond market


                               Prospectus Page 17
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PaineWebber    Aggressive          Growth         Moderate       Conservative
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sectors:  (1) U.S.  government and investment grade corporate  bonds,  including mortgage- and asset-backed securities; (2) U.S. high yield, high risk corporate bonds, and preferred stock; and (3) foreign and emerging market bonds. A portion of the Fund's assets normally is invested in each of these investment sectors. However, the Fund has the flexibility at any time to invest all or substantially all of its assets in any one sector.

Investment grade bonds are bonds that, at the time of purchase, are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's, or if unrated, are considered to be of comparable quality by Mitchell Hutchins.

The foreign and emerging market bonds in which the Fund may invest include: (1) government bonds, including Brady bonds and other sovereign debt, and bonds issued by multi-national institutions such as the International Bank for Reconstruction and Development and the International Monetary Fund; (2) corporate bonds and preferred stock issued by entities located in foreign countries, or denominated in or indexed to foreign currencies; and (3) interests in securitized or restructured foreign loans, bonds or preferred stock. The Fund may invest without limit in securities of issuers located in any country in the world, including both industrialized and emerging market countries. The Fund generally is not restricted in the portion of its assets that may be invested in a single country or region, but the Fund's assets normally are invested in issuers located in at least three countries. No more than 25% of the Fund's total assets are invested in securities issued or guaranteed by any single government. The Fund may invest up to 100% of its total assets in preferred stock of U.S. and foreign issuers. The Fund normally invests at least 65% of its total assets in income producing securities, but it can invest up to 35% of its total assets in zero coupon bonds and payment-in-kind ("PIK") securities. The Fund may invest without limit in other securities that are issued with original issue discount ("OID").

Strategic Income Fund is a non-diversified fund as defined in the 1940 Act and is subject to greater risk than funds that have a broader range of investments.

CASHFUND

Cashfund's investment objective is to provide current income, stability of principal and high liquidity. The Fund invests exclusively in high quality money market instruments having or deemed to have remaining maturities of 13 months or less. These instruments include U.S. government securities, obligations of U.S. banks, commercial paper and other short-term corporate obligations, variable and floating rate securities and participation interests or repurchase agreements involving any of the foregoing. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Shares of Cashfund are not insured or guaranteed by the U.S. government.




                               Prospectus Page 18
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Select         Growth Portfolio    Portfolio      Portfolio      Portfolio






------------------------------------------------------------------------------
                       INVESTMENT PHILOSOPHY & PROCESS
------------------------------------------------------------------------------





                            [TEXT TO BE SUPPLIED]















                               Prospectus Page 19
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Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



------------------------------------------------------------------------------
                                 PERFORMANCE
------------------------------------------------------------------------------

PERFORMANCE OF UNDERLYING FUNDS

The following table shows the average annual total returns of each Underlying Fund (other than PaineWebber Cashfund) for the most recent one-, five- and ten-year periods (or since inception if shorter). The performance information reflects the maximum applicable sales charges and other distribution-related expenses and service fees. Returns would be higher if these charges and fees were not reflected. The Select Portfolios invest in Class Y shares of the Underlying Funds, which are not subject to these sales charges and distribution-related expenses and service fees.


                       PERFORMANCE OF UNDERLYING FUNDS

                                              Assets of                            Average Annual Total                30-Day
              Underlying Fund                all Classes   Inception                      Returns                    Yield for
                                                as of         Date     Class(1)      through 12/31/96                  period
                                               12/31/96                          One Year    Five Years  Ten Years  period ended
                                               ($000's)                                                               12/31/96
-------------------------------------------------------------------------------------------------------------------------------
PAINEWEBBER GLOBAL FUNDS
   PaineWebber Asia Pacific Growth Fund                    03/27/97       A
   PaineWebber Emerging Markets Equity Fund                01/19/94       A
   PaineWebber Global Equity Fund                          11/14/91       A
   PaineWebber Global Income Fund                          03/20/87       B
PAINEWEBBER STOCK FUNDS
   PaineWebber Capital Appreciation Fund                   04/07/92       B
   PaineWebber Financial Services Growth                   05/22/86       A
Fund
   PaineWebber Growth Fund                                 03/18/85       A
   PaineWebber Growth and Income Fund                      12/20/83       A
   PaineWebber Small Cap Fund                              02/01/93       B
   PaineWebber Utility Income Fund                         07/02/93       B
PAINEWEBBER ASSET ALLOCATION FUNDS
   PaineWebber Balanced Fund                               12/12/86       B
   PaineWebber Tactical Allocation Fund                    07/22/92       C
PAINEWEBBER BOND FUNDS
   PaineWebber High Income Fund                            08/31/84       A
   PaineWebber Investment Grade Income Fund                08/31/84       A
   PaineWebber Low Duration U.S. Government                05/03/93       C
      Income Fund
   PaineWebber Strategic Income Fund                       02/07/94       B
   PaineWebber U.S. Government Income Fund                 08/31/84       A


(1) The class outstanding for the longest period. If more than one class is outstanding for the longest period, the table shows performance for the class that represents the largest portion of the Underlying Fund's net assets.

(2) For the seven-day period ended December 31, 1996, PaineWebber Cashfund's yield was ___% and its effective yield was ____%.


The past performance of the Underlying Funds is not a guarantee of future results for either the Underlying Funds or the Select Portfolios. Further information about each Underlying Fund's performance is contained in its Annual Report, which may be obtained without charge by contacting the Underlying Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.


                               Prospectus Page 20
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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



PERFORMANCE INFORMATION

The Select Portfolios perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Select Portfolio as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return.
Standardized returns for Class A shares of the Select Portfolios reflect deduction of the Select Portfolios' maximum initial sales charge of 4.5% (4.0% for Select Conservative Portfolio) at the time of purchase, and standardized returns for the Class B and Class C shares of the Select Portfolios reflect deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Select Portfolio or class has been in existence for a shorter period. If so, returns will be shown for the period since inception.

The Select Portfolios may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

The Select Conservative Portfolio also may advertise its yield. Yield reflects investment income net of expenses over a 30-day (or one month) period on the Select Portfolio share, expressive as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B, Class C and Class Y shares at the end of the period. Yield computations differ from other accounting methods and thus may differ from dividends actually paid or reported net income.

The Underlying Funds perform the same standardized computation of annualized total return as the Select Portfolios.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Select Portfolios and the Underlying Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid.


------------------------------------------------------------------------------
                      THE UNDERLYING FUNDS' INVESTMENTS
------------------------------------------------------------------------------

The risks of each Underlying Fund are determined by the nature of the securities it holds and the investment techniques and strategies used by Mitchell Hutchins or a sub-adviser. Certain of these securities, investment techniques and related risks are described here. More information is available in the Statement of Additional Information and in the prospectuses of the Underlying Funds. The shareholders of a Select Portfolio will be affected by the securities held by and the investment techniques used for an Underlying Fund in direct proportion to the amount of assets allocated by the Select Portfolio to that Underlying Fund.

TYPES OF SECURITIES

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.


                               Prospectus Page 21
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Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



BONDS are fixed or variable rate obligations, including notes, debentures and similar debt instruments and securities. Mortgage- and asset-backed securities are types of bonds. Corporations, governments and other issuers use bonds to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at or before maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

U.S. GOVERNMENT BONDS include direct obligations of the U.S. government (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or its instrumentalities. U.S. government bonds include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government bonds may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer, such as the Resolution Funding Corporation, the Student Loan Marketing Association ("Sallie Mae"), the Federal Home Loan Banks and the Tennessee Valley Authority.

CORPORATE BONDS are bonds issued by corporations, banks, partnerships, trusts or other non-governmental entities.

MORTGAGE- AND ASSET- BACKED SECURITIES are bonds backed by specific types of assets. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae (also known as the Federal National Mortgage Association), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or other government-sponsored enterprises. Other mortgage-backed securities are sponsored or issued by private entities, including investment banking firms and mortgage originators. The growth of mortgage-backed securities and the secondary mortgage market in which they are traded has helped to keep mortgage money available for home financing. Mortgage-backed securities may be composed of one or more classes and may be structured as either pass-through securities or collateralized debt obligations.

Other asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are different. These underlying assets may be nearly any type of financial asset or receivable, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from credit cards.

RISKS

Following is a discussion of the risks that are common to a number of the Underlying Funds:

EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities, and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that an Underlying Fund may experience a substantial or complete loss on an individual equity investment.

BONDS - INTEREST RATE AND CREDIT RISK. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the Underlying Fund's investments. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. "Duration" is a measure of the expected life of a fixed income security on a present value basis

Credit risk is the risk the issuer or guarantor may be unable to pay interest or repay principal on the bond. This can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

CREDIT RATINGS; BONDS RATED BELOW INVESTMENT GRADE. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate


                               Prospectus Page 22
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Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


the volatility of the security's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade bonds.

Investment grade bonds are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's or, if unrated, are considered to be of comparable quality by Mitchell Hutchins or the applicable sub-adviser. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds.

High yield, high risk bonds are rated below investment grade and are commonly referred to as "junk bonds." High Income Fund and Strategic Income Fund may invest without limit in these bonds and other Underlying Funds may invest significant portions of their assets in them. High yield, high risk bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal. An Underlying Fund's investments in these lower rated bonds entail greater risk than its investments in investment grade bonds. Lower rated bonds may be more sensitive to adverse market conditions. During an economic downturn or period of rising interest rates, their issuers may experience financial stress that adversely affects their ability to pay interest and repay principal and may increase the possibility of default. Lower rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for these bonds is thinner and less active, which may limit the Underlying Funds' ability to sell them at fair value in response to changes in the economy or financial markets.

FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

INVESTING IN EMERGING MARKETS. Investing in securities issued by companies located in emerging markets involves additional risks. These countries typically have economic and political systems that are relatively less mature, and can be expected to be less stable, than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners in those countries, and there is a risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets may also result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

CURRENCY. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of an Underlying Fund's foreign investments. An Underlying Fund's share value may change significantly when investments are denominated in foreign currencies. Generally, currency exchange rates are


                               Prospectus Page 23
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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates can also be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation or other political or economic developments inside and outside the United States.

DERIVATIVES. Some of the instruments in which the Underlying Funds may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, interest rate protection contracts and similar instruments that may be used in hedging and related strategies. There is limited consensus as to what constitutes a "derivative" security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins and the applicable sub-advisers take these risks into account in their management of the Underlying Funds.

COUNTERPARTIES. The Underlying Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins and the applicable sub-advisers, subject to the supervision of the respective boards, monitor and evaluate the creditworthiness of the parties with which each Underlying Fund does business.

RISKS OF ZERO COUPON, OID AND PIK BONDS. Zero coupon bonds are Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons, and receipts or certificates representing interest in such stripped debt obligations and coupons. A zero coupon security pays no cash interest to its holder prior to maturity. The buyer of a zero coupon bond receives a rate of return from the gradual appreciation of the securities that occurs because it will be redeemed at face value on a specified maturity date. Federal tax law requires that the holder of a zero coupon security and other securities issued with original issue discount ("OID") include in gross income each year the OID that accrues on the security for the year

Because zero coupon bonds bear no interest, they usually trade at a discount from their face or par value and they are generally more sensitive to changes in interest rates than other bonds. This means that when interest rates fall, the value of zero coupon bonds rises more rapidly than bonds paying interest on a current basis. However, when interest rates rise, their value falls more dramatically.

Interest or dividends on payment in kind ("PIK") securities are paid in additional securities. PIK securities also often trade at a discount from their face or par value and also are subject to greater fluctuations in market value in response to changing interest rates than comparable securities that pay interest or dividends in cash.

SOVEREIGN DEBT AND BRADY BONDS. Sovereign debt includes bonds that are issued or guaranteed by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Underlying Fund may have limited legal recourse in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

Brady bonds are sovereign debt securities issued under a 1989 plan (named for former Secretary of the Treasury Nicolas F. Brady) that allows emerging market countries to restructure their outstanding debt to U.S. and other banks. Although Brady Bonds are collateralized by U.S. government securities, payment of interest and repayment of principal is not guaranteed by the U.S. government.

MORTGAGE-BACKED SECURITIES. A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any


                               Prospectus Page 24
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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly. Because of prepayments, mortgage-backed securities may not benefit as much as other bonds from declining interest rates, and an Underlying Fund may have to reinvest prepayments in bonds with lower interest rates than the original investment, thus adversely affecting its yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Underlying Fund purchased the security.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Both U.S. government and privately issued mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to in this prospectus as "CMOs." CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value and, in some instances, reduced liquidity of the CMO class.

Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only ("IO") and principal only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor may fail to recoup all of his original investment in the IO, even if the security is government guaranteed or is considered to be of the highest credit quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.

Floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

INVESTING IN NON-CAPITALIST COUNTRIES. Emerging Markets Equity Fund may invest in emerging markets that are formerly communist countries of Eastern Europe, the Commonwealth of Independent States (formerly the Soviet Union) and the People's Republic of China (collectively, "Non-Capitalist Countries"). Upon the accession to power of communist regimes approximately 50 to 80 years ago, the governments of a number of Non-Capitalist Countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no assurance that the Fund's investments in Non-Capitalist Countries, if any, would not also be expropriated, nationalized or otherwise confiscated, in which case the Fund could lose its entire investment in the Non-Capitalist Country involved. In addition, any change in the leadership or policies of Non-Capitalist Countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring.

CONCENTRATION IN MORTGAGE-BACKED SECURITIES. U.S. Government Income Fund and Low Duration Income Fund each concentrates at least 25% of its total assets in U.S. government and privately issued mortgage- and asset-backed securities. This


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policy has the effect of increasing each of these Underlying  Fund's exposure to the risks of these securities and might cause its net asset value to fluctuate more than would otherwise be the case. Some types of mortgage-backed securities, including "interest-only," "principal only" and inverse floating rate classes of these securities can be extremely volatile and may become illiquid. Low Duration Income Fund does not invest in these classes of mortgage-backed securities.

CONCENTRATION IN FINANCIAL SERVICES INDUSTRIES. Financial Services Growth Fund concentrates its investments in the financial services industry. As a result, its shares are subject to greater risk than the shares of a fund whose portfolio is not so concentrated. In particular, Financial Services Growth Fund will be affected by economic, competitive and regulatory developments affecting those industries.

Financial services companies are subject to extensive governmental regulation. This regulation may limit both the amounts and types of loans and other financial commitments these companies can make, as well as the interest rates and fees they can charge. Profitability of these companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Companies in the financial services industries may be subject to severe price competition. Also, the industry and Financial Services Growth Fund may be significantly impacted if the legislation that is currently being considered, to reduce the separation between commercial and investment banking businesses, is enacted.

CONCENTRATION IN THE UTILITY INDUSTRIES. Because investments made by Utility Income Fund are concentrated in the utility industries, its shares will be particularly affected by economic and regulatory developments in or related to those industries and are subject to greater risk than shares of an Underlying Fund whose portfolio is not so concentrated. Interest rate changes may affect the value of Utility Income Fund's assets. When interest rates decline, prices of utility equity securities and bonds tend to increase. When interest rates rise, these prices tend to decrease.

The regulation of utility industries is evolving in the United States and in foreign countries. As a result, certain companies may be forced to defend their core businesses against outside companies and may become less profitable. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowing, costs associated with compliance in regard to environmental, nuclear facility and other safety regulations and changes in the regulatory climate. Increasing competition due to past regulatory changes in the telephone communications industry continues and, although certain companies have benefited, many companies may be adversely affected in the future.

Gas transmission companies and gas distribution companies continue to undergo significant changes as well. Water supply utilities are in an industry that is highly fragmented due to local ownership and generally the companies are more mature and are experiencing little or no per capita volume growth. There is no assurance that utility industries, as a whole, will experience favorable developments or that business opportunities will continue to undergo significant changes or growth.

NON-DIVERSIFIED STATUS. Global Income Fund and Strategic Income Fund are "non-diversified," as that term is defined in the 1940 Act. This means that these Underlying Funds are permitted to invest a greater proportion of their assets in the securities of a smaller number of issuers. As a result, these Underlying Funds may be subject to greater risk because their return and the price of their shares may be significantly affected by the market condition or market assessment of a single issuer.

The Select Portfolios also are non-diversified investment companies because they invest in a limited number of Underlying Funds. The Select Portfolios hold indirectly their pro rata share of all the portfolio securities in the Underlying Funds, and thus are not exposed to the same risks as an Underlying


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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


Fund that is non-diversified. However, the Select Portfolios' total return and the price of their shares can be significantly affected by the performance of a single Underlying Fund.

INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING AND OTHER STRATEGIES USING DERIVATIVE CONTRACTS. Each Underlying Fund except Cashfund may use derivative contracts, which may include options (both exchange traded and over-the-counter), futures contracts and forward currency contracts, in strategies intended to reduce the overall risk of its investments ("hedge") or, in the case of some Underlying Funds, to enhance income or return (including reallocating exposure to different asset classes) or realize gains. Use of these derivative contracts solely to enhance income or realize gains may be considered a form of speculation. The Underlying Funds that invest substantially in bonds also may use interest rate swaps and similar contracts to preserve a return or spread on a particular investment or portion of their portfolios or to protect against an increase in the price of securities that the Underlying Fund anticipates purchasing at a later date. New financial products and risk management techniques continue to be developed, and may be used by an Underlying Fund if consistent with its investment objective and policies. The Statement of Additional Information contains further information on these derivative contracts and related strategies.

The Underlying Funds might not use any derivative contracts or strategies, and there can be no assurance that using them will succeed. If Mitchell Hutchins or the applicable sub-adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, an Underlying Fund may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

   o the fact that the skills needed to implement a strategy using derivative contracts are different from those needed to select securities for the Underlying Funds;

   o the possibility of imperfect correlation, or even no correlation, between price movements of derivative contracts used in hedging strategies and price movements of the securities or currencies being hedged;

   o possible constraints placed on an Underlying Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Underlying Fund to maintain "cover" or to segregate securities; and

   o the possibility that an Underlying Fund is unable to close out or liquidate its hedged position.

REPURCHASE AGREEMENTS. All the Underlying Funds may use repurchase agreements and the Select Portfolios also may use them in investing cash reserves. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer, usually no more than seven days after purchase, at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or the applicable sub-adviser to present minimum credit risks in accordance with guidelines established by each Fund's board.

BORROWINGS, DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. U.S. Government Income Fund, Low Duration Income Fund and Strategic Income Fund each may invest in "arbitraged" dollar roll and reverse repurchase transactions. In a dollar roll, the Underlying Fund sells mortgage-backed or other securities for delivery on the next regular settlement date and, simultaneously, contracts to purchase substantially identical securities for delivery on a later settlement date. In a


                               Prospectus Page 27
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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio

reverse repurchase agreement, the Underlying Fund sells securities to a bank or dealer and agrees to repurchase them on demand or on a specified future date and at a specified price. In "arbitraged" transactions, the Underlying Fund maintains an offsetting position in cash or in U.S. government or investment grade bonds that mature on or before the settlement date of the related dollar roll or reverse repurchase agreement. Mitchell Hutchins believes that these "arbitraged" transactions do not present the risks that are normally associated with leverage. These Underlying Funds may invest up to 5% of their total assets in dollar rolls that are not arbitraged. These dollar rolls and reverse repurchase transactions are subject to each Underlying Fund's limitation on borrowings and may not exceed 33-1/3% of its total assets. These Underlying Funds also may borrow for temporary or emergency purposes, but not in excess of an additional 5% of the Underlying Fund's total assets.

The other Underlying Funds may borrow money and use reverse repurchase agreements subject to each Underlying Fund's limitation on borrowings, which varies from 10% to 33-1/3% of total assets.

The Select Portfolios also each may borrow money for temporary or emergency purposes in an amount not exceeding ____% of its total assets.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Underlying Fund may purchase securities on a "when-issued" or delayed-delivery basis. In when-issued or delayed-delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Underlying Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Underlying Fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation

LENDING PORTFOLIO SECURITIES. Each Underlying Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of that Underlying Fund's total assets. Lending securities enables an Underlying Fund to earn additional income, but could result in a loss or delay in recovering these securities.

PORTFOLIO TURNOVER. Each Underlying Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins or a sub-adviser deems portfolio changes appropriate. A higher turnover rate (100% or more) for an Underlying Fund will involve correspondingly greater transaction costs, which will be borne directly by the Underlying Fund, and may increase the potential for short-term capital gains.

DEFENSIVE POSITIONS; CASH RESERVES. When Mitchell Hutchins or the applicable sub-adviser believes that unusual market or economic circumstances warrant a defensive posture, each Underlying Fund may temporarily commit all or any portion of its assets to cash or investment grade money market instruments of U.S. (and foreign issuers for some Underlying Funds), including repurchase agreements. Each Underlying Fund may invest up to 35% of its total assets in cash or investment grade money market instruments of U.S. (and foreign issuers for some Underlying Funds) for liquidity purposes or pending investment in other securities

ILLIQUID SECURITIES. Each Underlying Fund may invest up to 10% or 15% of its net assets, in illiquid securities, including certain cover for over-the-counter options and securities whose disposition is restricted under the federal securities laws. The Underlying Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins or the sub-adviser, as applicable, has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the Underlying Funds' boards.

The Select Portfolios each may invest up to __% of its net assets in illiquid securities, including Rule 144A securities, but intend to use this authorization only in connection with their investment of cash reserves in short-term securities.

OTHER INFORMATION. Each Underlying Fund may sell securities short "against the box" to defer realization of gains or losses for tax or other purposes. When a security is sold against the box, the seller owns the security. In addition, each Underlying Fund may invest up to 10% of its total assets in the securities of other investment companies. To the extent an Underlying Fund invests in other investment companies, its shareholders, including the Select Portfolios, incur duplicative fees and expenses, including investment advisory fees.

                               Prospectus Page 28
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--------------------------------------------------------------------------------
                          FLEXIBLE PRICING(SERVICEMARK)
--------------------------------------------------------------------------------

Each Select Portfolio offers through this Prospectus four classes of shares that differ in terms of sales charges and expenses. An investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Select Portfolios' transfer agent ("Transfer Agent"), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares. Class A shares sales charges are calculated as follows:


SELECT AGGRESSIVE GROWTH PORTFOLIO, SELECT GROWTH PORTFOLIO AND SELECT MODERATE PORTFOLIO

                                                                 SALES CHARGE AS
                                                                 A PERCENTAGE OF              DISCOUNT TO
                                                         ---------------------------------  SELECTED DEALERS
                                                              OFFERING       NET AMOUNT     AS PERCENTAGE OF
                                                               PRICE          INVESTED       OFFERING PRICE
                                                               -----          --------       --------------
AMOUNT OF INVESTMENT
--------------------
Less than $50,000..................................            4.50%           4.71%               4.25%
$50,000 to $99,999.................................            4.00            4.17                3.75
$100,000 to $249,999...............................            3.50            3.63                3.25
$250,000 to $499,999...............................            2.50            2.56                2.25
$500,000 to $999,999...............................            1.75            1.78                1.50
$1,000,000 and over (1)............................            None            None                1.00(2)




SELECT CONSERVATIVE PORTFOLIO

                                                                 SALES CHARGE AS
                                                                 A PERCENTAGE OF              DISCOUNT TO
                                                         ---------------------------------  SELECTED DEALERS
                                                              OFFERING       NET AMOUNT     AS PERCENTAGE OF
                                                               PRICE          INVESTED       OFFERING PRICE
                                                               -----          --------       --------------
AMOUNT OF INVESTMENT
Less than $100,000.................................            4.00%           4.17%               3.75%
$100,000 to $249,999...............................            3.00            3.09                2.75
$250,000 to $499,999...............................            2.25            2.30                2.00
$500,000 to $999,999...............................            1.75            1.78                1.50
$1,000,000 and over (1)............................            None            None                1.00(2)



(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw annually more than 12% of the value of the Fund account under the Plan in the first year after purchase.

(2)   Mitchell Hutchins pays 1% to PaineWebber.



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Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


SALES CHARGE REDUCTIONS & WAIVERS

Investors who are purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the charts above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

   o  their spouses, parents or children under age 21;

   o  their Individual Retirement Accounts (IRAs);

   o  certain employee benefit plans, including 401(k) plans;

   o  any company controlled by the investor;

   o  trusts created by the investor;

   o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

   o  accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

   o is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

   o is the spouse, parent or child of any of the above, or advisory clients of Mitchell Hutchins;

   o buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC and

            o the  investor  was the  investment  executive's  client  at the competing brokerage firm;

            o within  90 days of buying  Class A shares in a Select  Portfolio, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

            o the amount that the investor  purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

   o is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

   o is an employer  establishing  an employee  benefit  plan  qualified  under section 401, including a salary reduction plan qualified under section 401(k) or section 403(b) of the Internal Revenue Code. (This waiver is subject to minimum requirements, with respect to the number of employees and the amount of plan assets, established by Mitchell Hutchins. Currently, a plan must have 50 or more eligible employees or at least $1 million in assets;

   o acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A


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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


     shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived; or

[o acquires Class A shares in connection with a reorganization pursuant to which a Select Portfolio acquires substantially all of the assets and liabilities of another investment company in exchange for shares of the Select Portfolio.]

For more information on how to get any reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these waivers.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Select Portfolio investment, investors may have to pay a sales charge when they sell their Select Portfolio shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.

                                             PERCENTAGE BY WHICH
                  IF THE INVESTOR SELLS     THE SHARES' NET ASSET
                      SHARES WITHIN:         VALUE IS MULTIPLIED
                      -------------          -------------------
                1st year since purchase               5%
                2nd year since purchase               4
                3rd year since purchase               3
                4th year since purchase               2
                5th year since purchase               2
                6th year since purchase               1
                7th year since purchase              None


CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Select Portfolio in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Select Portfolio uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Select Portfolio automatically will minimize the sales charge by assuming the investors are selling:

   o First, Class B shares owned through reinvested dividends and capital gain distributions; and

   o Second, Class B shares held in the Select Portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

                               Prospectus Page 31

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



   o sales of shares under the Select Portfolio's "Systematic Withdrawal Plan" (investors may not withdraw annually more than 12% of the value of the Select Portfolio account under the Plan);

   o a distribution from an IRA, a self-employed individual retirement plan ("Keogh Plan") or a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

   o a tax-free return of an excess IRA contribution;

   o a tax-qualified retirement plan distribution following retirement; or

   o Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

An investor must provide satisfactory information to PaineWebber or the Select Portfolio if the investor seeks any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% (0.75% for Select Conservative Portfolio) of the offering price (net asset value at the time of purchase) or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gain distributions will not be subject to the 1% (0.75% for Select Conservative Portfolio) charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw more than 12% of the value of the Select Portfolio account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED. Class Y shares are sold to eligible investors at the net asset value next determined after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. The ongoing expenses for Class Y shares are lower than for the other classes because Class Y shares are not subject to rule 12b-1 distribution or service fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

   o a participant in INSIGHT when Class Y shares are purchased through that program;

   o an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing(SERVICEMARK) System;

   o an employee benefit plan qualified under section 401 (including a salary reduction plan qualified under section 401(k)) or 403(b) of the Internal Revenue Code that has either 5,000 or more eligible employees or $50 million or more in assets; and

   o [an investment company advised by PaineWebber or an affiliate of PaineWebber.]

INSIGHT. An investor who purchases $50,000 or more of shares of the mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing(SERVICEMARK) system and certain other specified mutual funds) may take part in INSIGHT, a total portfolio asset allocation



                               Prospectus Page 32

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information.

Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced.

Please  contact  your   PaineWebber   investment   executive  or   PaineWebber's
correspondent firms for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT information.

ACQUISITION OF CLASS Y SHARES BY OTHERS. Each Select Portfolio is authorized to offer Class Y shares to employee benefit and retirement plans of Paine Webber Group, Inc. and its affiliates and certain other investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in these categories.


------------------------------------------------------------------------------
                              HOW TO BUY SHARES
------------------------------------------------------------------------------

Prices are calculated for each class of the Select Portfolio's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange is open for business. Shares are purchased at the next share price calculated after the purchase order is received.

The Select Portfolio and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or the Select Portfolio that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after PaineWebber's New York City headquarters office receives the purchase order.



                               Prospectus Page 33

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Select Portfolio shares and set up an account through the Transfer Agent by completing an account application which may be obtained by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

   o  mail an application with a check; or

   o  open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Select Portfolio.

MINIMUM INVESTMENTS FOR CLASS A, CLASS B AND CLASS C SHARES

To open an account .....................$  1,000
To add to an account ...................$    100

A Select Portfolio may waive or reduce these minimums for:

   o employees of PaineWebber or its affiliates; or

   o participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Select Portfolio's automatic investment plan.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A, Class B and Class C shares of the Select Portfolios for the same class of other PaineWebber mutual fund shares. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Class Y shares are not exchangeable.

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

   o Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

   o Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

            o the investor's name and address;

            o the Select Portfolio's name;

            o the Select Portfolio account number;

            o the dollar amount or number of shares to be sold; and

            o a guarantee of each registered  owner's  signature by an eligible institution, such as a commercial bank, trust company or stock exchange member.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Select Portfolio will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Select Portfolio shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this prospectus for a listing of other PaineWebber mutual funds.


                               Prospectus Page 34
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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



------------------------------------------------------------------------------
                              HOW TO SELL SHARES
------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated after the order is received and accepted (less any applicable contingent deferred sales charge). Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Select Portfolio will assume they are first selling their Class A shares, then Class C, and last, Class B.

If a shareholder wants to sell shares which were purchased recently, the Select Portfolio may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through PFPC Inc., the Select Portfolios' Transfer Agent, may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Select Portfolios incur certain fixed costs in maintaining shareholder accounts, each Select Portfolio reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $500. If the Select Portfolio elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. A Select Portfolio will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Select Portfolio account without a sales charge up to the dollar amount sold by purchasing the Select Portfolio's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.


------------------------------------------------------------------------------
                                OTHER SERVICES
------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Select Portfolios' Class A, Class B and Class C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a Select Portfolio will deduct $50 or more each month from the investor's bank account to invest directly in the Select Portfolio. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic  Withdrawal  Plan allows  investors to set up monthly,  quarterly
(March, June, September and December) or semiannual (June and December) withdrawals from their Select Portfolio accounts. Minimum balances and withdrawals vary according to the class of shares:



                               Prospectus Page 35

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



   o Class A and Class C shares. Minimum value of Select Portfolio shares is $5,000; minimum withdrawals of $100.

   o Class B shares. Minimum value of Select Portfolio shares is $20,000; minimum monthly, quarterly and semi annual withdrawals of $200, $400 and $600, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. An investor may not withdraw more than 12% of the value of the Select Portfolio account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of a Select Portfolio in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Select Portfolio shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Select Portfolio, the shareholder may be able to hold Select Portfolio shares in an account with the other firm.


------------------------------------------------------------------------------
                                  MANAGEMENT
------------------------------------------------------------------------------

The Select Portfolios are governed by a board of trustees, which oversees their operations. Each Select Portfolio has appointed Mitchell Hutchins as investment adviser and administrator responsible for that Select Portfolio's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of each Select Portfolio's operations and makes and implements all investment decisions for that Select Portfolio.

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York 10019, is the asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 28, 1997, Mitchell Hutchins was adviser or sub-adviser of 30 investment companies with 65 separate portfolios and aggregate assets of approximately $33.3 billion.

Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to Mitchell Hutchins' code of ethics that establishes procedures for personal investing and restricts certain transactions.

T. Kirkham Barneby is responsible for the day-to-day management of each Select Portfolio's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994 after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

MANAGEMENT  FEES  &  OTHER EXPENSES

Each Select Portfolio incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, 12b-1 distribution and services fees paid with respect to the various classes, custody and transfer agency fees,


                               Prospectus Page 36

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio


professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in any litigation.

Mitchell Hutchins has agreed to bear all expenses of the Select Portfolios other than the management fee, the 12b-1 fees and extraordinary expenses. For its services and its bearing these expenses, each Select Portfolio pays Mitchell Hutchins a monthly fee at the annual rate of ______% of its average daily net assets.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each Select Portfolio's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Select Portfolios' Class Y shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), each Select Portfolio pays Mitchell Hutchins:

   o Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

   o Monthly distribution fees at the annual rate of 0.75% (0.50% for the Select Conservative Portfolio) of the average daily net assets of Class B and Class C shares.

Mitchell Hutchins primarily uses the service fees under the Plans for the Class A, Class B and Class C shares to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Select Portfolio by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

   o Offset the commissions it pays to PaineWebber for selling each Select Portfolio's Class B and Class C shares, respectively.

   o Offset  each  Select  Portfolio's  marketing  costs  attributable  to such
     classes,   such  as  preparation,   printing  and   distribution  of  sales
     literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Select Portfolios or investors at the time Class B or Class C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for each class of shares ("Distribution Contracts") specify that each Select Portfolio must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Select Portfolios will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Select Portfolios. Annually, the board of each Select Portfolio reviews the Plans and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.


                               Prospectus Page 37

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



------------------------------------------------------------------------------
                           DETERMINING THE SHARES'
                               NET ASSET VALUE
------------------------------------------------------------------------------

The net asset value of a Select Portfolio's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Select Portfolio's net asset value per share is determined by dividing the value of the securities held by the Select Portfolio, plus any cash or other assets, minus all liabilities, by the total number of Select Portfolio shares outstanding.

The value of each Underlying Fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value.


--------------------------------------------------------------------------------
                              DIVIDENDS & TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Select Conservative Portfolio and Select Moderate Portfolio declare quarterly dividends from their net investment income. Select Aggressive Growth Portfolio and Select Growth Portfolio declare annual dividends from their net investment income Each Select Portfolio also distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. The Select Portfolios may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

Dividends and other distributions paid on each class of shares of each Select Portfolio are calculated at the same time and in the same manner. Dividends on Class A, Class B and Class C shares of a Select Portfolio are expected to be lower than those on its Class Y shares because the other shares have higher expenses resulting from their distribution and service fees. Dividends on Class B and Class C shares of a Select Portfolio are expected to be lower than those on its Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees.

The Select Portfolios' dividends and other distributions are paid in additional Select Portfolio shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

Each Select Portfolio intends to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gains) and net capital gain that it distributes to its shareholders.



                               Prospectus Page 38

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PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



Dividends  from  each  Select  Portfolio's  investment  company  taxable  income
(whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of each Select Portfolio's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Select Portfolio shares. Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Select Portfolio notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) for that year and any portion of those dividends that qualifies for special treatment.

WITHHOLDING REQUIREMENTS

Each Select Portfolio is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Select Portfolio with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF SELECT PORTFOLIO SHARES

A shareholder's sale (redemption) of shares may result in a taxable gain or loss. This depends upon whether the shareholders receive more or less than their adjusted basis for the shares (which normally takes into account any initial sales charge paid on Class A shares). An exchange of any Select Portfolio's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Select Portfolio's shares are bought within 30 days before or after selling other shares of that Select Portfolio (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount will increase the basis of the PaineWebber mutual fund shares subsequently acquired.

CLASS B SHAREHOLDERS

No gain or loss will be recognized by a shareholder as a result of a conversion from Class B shares into Class A shares.

                                     ****

Because the foregoing only summarizes some of the important tax considerations affecting the Select Portfolios and their shareholders, prospective shareholders are urged to consult their tax advisers.


                               Prospectus Page 39

--------------------------------------------------------------------------------
PaineWebber    Aggressive          Growth         Moderate       Conservative
Select         Growth Portfolio    Portfolio      Portfolio      Portfolio



--------------------------------------------------------------------------------
                             GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

The Select Portfolios are non-diversified series of PaineWebber Select Fund ("Trust"), an open-end management investment company formed on August 9, 1996 as a business trust under the laws of Delaware. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.

SHARES

The shares of each Select Portfolio are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class represents an identical interest in the respective Select Portfolio's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges distribution and/or service fees, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege. The different charges applicable to the different classes of shares of the Select Portfolios will affect the performance of those classes.

Each share of each Select Portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Select Portfolio. However, due to the differing expenses of the classes, dividends on Class A, Class B and Class C shares are likely to be lower than for Class Y shares, which bear the lowest expenses, and dividends on Class B and Class C shares are likely to be lower than for Class A shares.

VOTING RIGHTS

Shareholders of each Select Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and the holders of more than 50% of all the shares of the Select Portfolios as a group may elect all the board members of the Trust. The shares of a Select Portfolio will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law.

SHAREHOLDER MEETINGS

The Trust does not intend to hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

REPORTS TO SHAREHOLDERS

Each Select Portfolio sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Select Portfolio as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated by this reference, is available to shareholders upon request.

CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the Select Portfolios. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Select Portfolios' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.


                               Prospectus Page 40

                         PAINEWEBBER SELECT PORTFOLIOS


                         PROSPECTUS -- __________, 1997

--------------------------------------------------------------------------------

The PAINEWEBBER FAMILY OF MUTUAL FUNDS consists of the six broad categories presented here. Class A, Class B and Class C shareholders in the PaineWebber Select Portfolios may exchange their shares for the corresponding shares of funds in the PaineWebber Family of Mutual Funds.


PAINEWEBBER BOND FUNDS for income by              PAINEWEBBER STOCK FUNDS for long term
investing mainly in bonds.                        growth by investing mainly in stocks.

    High Income Fund                                   Capital Appreciation Fund
    Investment Grade Income Fund                       Financial Services Growth Fund
    Low Duration U.S. Government                       Growth Fund
       Income Fund                                     Growth and Income Fund
    Strategic Income Fund                              Small Cap Fund
    U.S. Government Income Fund                        Utility Income Fund

PAINEWEBBER TAX-FREE BOND FUNDS for income        PAINEWEBBER GLOBAL FUNDS for long-term growth
exempt from federal income tax and, in some       by investing mainly in foreign stocks or high
cases, state and local income taxes, by           current income by investing mainly in global
investing in municipal bonds.                     debt instruments.

    California Tax-Free Income Fund                    Asia Pacific Growth Fund
    Municipal High Income Fund                         Emerging Markets Equity Fund
    National Tax-Free Income Fund                      Global Equity Fund
    New York Tax-Free Income Fund                      Global Income Fund

PAINEWEBBER ASSET ALLOCATION FUNDS for high       PAINEWEBBER MONEY MARKET FUND for income and
total return by investing in stocks and bonds.    stability by investing in high-quality,
                                                  short-term instruments.
    Balanced Fund
    Tactical Allocation Fund


A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber Investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

--------------------------------------------------------------------------------


(C) 1997 PaineWebber Incorporated

                             SUBJECT TO COMPLETION
                      PRELIMINARY SAI DATED April 29, 1997

                          PAINEWEBBER SELECT PORTFOLIOS
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019



                       STATEMENT OF ADDITIONAL INFORMATION

     The following PaineWebber Select Portfolios (each a "Select Portfolio" and, collectively, "Select Portfolios") are non-diversified series of PaineWebber Select Fund ("Trust"), an open-end management investment company organized as Delaware business trust. The Select Portfolios seek to achieve their investment objectives by investing in a number of other PaineWebber mutual funds ("Underlying Funds").

         SELECT AGGRESSIVE GROWTH PORTFOLIO seeks long-term capital appreciation by investing the majority of its assets in aggressive equity mutual funds.

         SELECT  GROWTH  PORTFOLIO  seeks  long-term  capital   appreciation  by
         investing the majority of its assets in equity mutual funds that invest in larger, more established companies.

         SELECT MODERATE PORTFOLIO seeks high total return with low volatility by investing its assets in a combination of equity and fixed income mutual funds.

         SELECT CONSERVATIVE PORTFOLIO seeks a combination of income and growth, with preservation of capital as a primary goal, by investing the majority of its assets in fixed income mutual funds.

     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser, administrator and distributor for each Select Portfolio. As distributor, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of the Select Portfolio shares.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Select Portfolios' current Prospectus dated __________, 1997. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm, or by calling toll-free 1- 800-647-1568. Participants in the PaineWebber Savings Investment Plan may obtain a copy of the Prospectus by contacting the PaineWebber Benefits Department, 1000 Harbor Boulevard, 10th Floor, Weehawken, New Jersey 07087 or by calling 1-201-902-4444. This Statement of Additional Information is dated __________, 1997.

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS SAI SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY.

            SELECT PORTFOLIOS - INVESTMENT POLICIES AND RESTRICTIONS

     The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Select Portfolios.

     DIRECT INVESTMENTS IN SECURITIES. As stated in the Prospectus, in addition to investing in the Underlying Funds, each Select Portfolio may invest directly in short-term U.S. government securities, high grade short-term commercial paper and other money market instruments and repurchase agreements. Under normal conditions, each Select Portfolio's investments in these securities, together with its investments in PaineWebber Cashfund, a money market fund, is not expected to exceed 20% of its total assets. However, when Mitchell Hutchins believes that unusual market or economic conditions warrant a defensive posture, each Select Portfolio may invest without limit in these securities.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Select Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Select Portfolio maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by a Select Portfolio upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to a Select Portfolio if the other party to a repurchase agreement becomes insolvent.

     The Select Portfolios intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the Trust's board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under the board's general supervision.

     MONEY MARKET INSTRUMENTS. Money market instruments may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated in the highest category by a nationally recognized statistical rating organization, bank certificates of deposit, bankers' acceptances and repurchase agreements secured by any of the foregoing.

     U.S. GOVERNMENT SECURITIES. The Select Portfolios may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (collectively, "U.S. government securities"). Among the U.S. government securities that may be held by the Select Portfolios are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality. U.S. government securities are described in greater detail in "Underlying Funds - Investment Policies."

     ILLIQUID SECURITIES. Each Select Portfolio may invest up to 15% of its net assets in illiquid securities, although the Select Portfolios intend to use this authorization only in connection with their investment of cash reserves in short-term securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Select Portfolio has value the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the

Trust's board. More information about illiquid securities and the circumstances under which restricted securities can be determined to be liquid is provided in "Underlying Funds - Investment Policies, Illiquid Securities" below.

     INVESTMENT LIMITATIONS OF THE SELECT PORTFOLIOS

     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a Select Portfolio without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Select Portfolio or
(b) 67% or more of the Select Portfolio's shares present at a shareholders' meeting if more than 50% of the outstanding Select Portfolio shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

 Each Select Portfolio will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the Select Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to investments in other investment companies or to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (2) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Select Portfolio's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Select Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the Select Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Select Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Select Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions, which apply to each Select Portfolio, are non-fundamental and may be changed by the vote of the Trust's board without shareholder approval.

Each Select Portfolio will not:

     (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Select Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

     (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Select Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) engage in short sales of securities or maintain a short position, except that the Select Portfolio may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission ("SEC") and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     Notwithstanding the forgoing investment limitations, the Select Portfolios may invest in Underlying Funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Select
Portfolios and may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each Underlying Fund are described in its prospectus and statement of additional information.


                     UNDERLYING FUNDS - INVESTMENT POLICIES

     The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the Underlying Funds. With respect to certain Underlying Funds, Mitchell Hutchins has retained one or more sub-advisers ("Sub-Adviser" or "Sub-Advisers"), who are identified by name in the Prospectus. More information about the investment policies and restrictions and the investment limitations of each Underlying Fund is set forth in its prospectus and statement of additional information.

     YIELD FACTORS AND RATINGS. Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The process by which S&P and Moody's determine ratings for mortgage- and asset-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying securities, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with such securities. Not even the highest such ratings represents an assessment of the likelihood that principal prepayments will be made by mortgagors or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

The Underlying Funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events so that an issuer's current financial condition may be better or worse than the rating indicates. The rating assigned to a security by a NRSRO does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Subsequent to its purchase by an Underlying Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by that Underlying Fund.

         The yields on bonds and other debt securities in which the Underlying Funds invest are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

     Below investment grade debt securities are debt securities that are not rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's, comparably rated by another NRSRO or determined by Mitchell Hutchins or the applicable Sub-Adviser to be of comparable quality. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

     The market for lower-rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, many lower rated debt securities experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructurings or defaults. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit an Underlying Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

     U.S. GOVERNMENT SECURITIES. The Underlying Funds may invest in various direct obligations of the U.S. Treasury and obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. Among the U.S. government securities that may be held by the Underlying Funds are securities that are supported by the full faith and credit of the United States; securities that are supported by the right of the issuer to borrow from the U.S. Treasury; and securities that are supported solely by the credit of the instrumentality. Certain Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. These securities are described below under "Underlying Funds -- Investment Policies, Mortgage-Backed Securities."

     Certain Underlying Funds may invest in exchange rate-related U.S. government securities. Such securities are indexed to specific foreign currency exchange rates and generally provide that the interest rate and/or principal amount will be adjusted upwards or downwards (but not below zero) to reflect changes in the exchange rate between two currencies while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal.

     ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. U.S. government mortgage-backed securities include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae (formerly, the Federal National Mortgage Association) or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of an investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with their investment policies and limitations, the Underlying Funds expect to invest in these new types of mortgage-backed securities that Mitchell Hutchins or the applicable Sub-Adviser believes may assist in achieving the Underlying Fund's investment objective. Similarly, an Underlying Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

     GINNIE MAE CERTIFICATES. Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificate holders such as Global Income Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

     FANNIE MAE CERTIFICATES. Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

     FREDDIE MAC CERTIFICATES. Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

     PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (I.E., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

     The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multi-family mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the SEC through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or had acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

     COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any principal-only or "PO" class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

     Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates--I.E., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an "inverse IO," on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

     TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior- subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

     SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of an Underlying Fund.

     ADDITIONAL INFORMATION ON ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage ("ARM") securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans.

     Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

     ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

     The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

     Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

     DURATION. Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

     For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending upon its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

     Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a security's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins and the applicable Sub-Advisers will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

     ZERO COUPON, OID AND PIK SECURITIES. Federal tax law requires that a holder of a security with original issue discount ("OID") accrue a portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year. Accordingly, although the investing Underlying Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have income attributable to such securities. Similarly, while payment-in-kind ("PIK") securities may pay interest in the form of additional securities rather than cash, that interest must be included in an Underlying Fund's annual income.

     To qualify for pass-through federal income tax treatment as regulated investment companies, the Underlying Funds must distribute substantially all of their net investment income each year, including non cash income. Accordingly, each Underlying Fund will be required to include in its dividends an amount equal to the income attributable to its zero coupon, other OID and PIK securities. See "Taxes" in the Statement of Additional Information. Those dividends will be paid from the cash assets of an Underlying Fund or by liquidation of portfolio securities, if necessary, at a time when the Underlying Fund otherwise might not have done so.

     Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The staff of the SEC currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificates of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities. As long as the SEC takes this position, "CATS" and "TIGRs", which are not issued through the U.S. Treasury, will not be counted as U.S. government securities for purposes of the 65% investment requirement applicable to U.S. Government Income Fund and Low Duration Income Fund.

     FOREIGN AND EMERGING MARKET SECURITIES. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks are greater for emerging market securities and may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of Underlying Fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Many foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. There may be less publicly available information concerning foreign issuers of securities held by the Underlying Funds than is available concerning U.S. companies.
Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where Underlying Fund assets may be released prior to receipt of payment, may expose the Underlying Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Foreign securities trading practices, including those involving securities settlement where an Underlying Fund's assets may be released prior to receipt of payment, may expose that Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

These risks are greater for emerging market securities than for securities of foreign issuers in more developed markets. Disclosure and regulatory standards for securities traded in emerging markets are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. In certain emerging markets, there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when the assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Underlying Fund due to subsequent declines in the value of such portfolio security or, if the Underlying Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     To the extent that the Underlying Funds hold securities of foreign issuers, these securities may not be registered with the SEC, nor may the issuers thereof be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Underlying Funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     The Underlying Funds may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are similar to ADRs, but may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. GDRs are similar to EDRs and are designed for use in several international markets. For purposes of each Underlying Fund's investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

     The Underlying Funds anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions, although each Underlying Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     From time to time, investments in other investment companies may be the most effective available means by which the Underlying Funds may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, an Underlying Fund would continue to pay its own management fees and other expenses. The Underlying Funds may invest in these investment funds and in registered investment companies subject to the provisions of the 1940 Act. Such investment funds or investment companies may be "passive foreign investment companies" (as described in "Taxes" below) and may result in special federal income tax consequences.

     Investment income on certain foreign securities in which the Underlying Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Underlying Funds would be subject.

     FOREIGN SOVEREIGN DEBT. Investment by the Underlying Funds in debt securities issued by foreign governments and their political subdivisions or agencies ("Sovereign Debt") involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the Underlying Funds may have limited legal recourse in the event of a default.

     Sovereign Debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of Sovereign Debt in the event of default under commercial bank loan agreements.

     A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency.

     The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect the Underlying Funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While Mitchell Hutchins and the Sub-Advisers manage the Underlying Funds' portfolios in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause an Underlying Fund to suffer a loss of interest or principal on any of its holdings.

     BRADY BONDS. Brady Bonds are Sovereign Debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

     Brady Plan debt restructurings totaling more than $80 billion have been implemented to date in Mexico, Costa Rica, Venezuela, Uruguay, Nigeria, Argentina and the Philippines and, in addition, Brazil has announced intentions to issue Brady Bonds. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Underlying Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

     Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations  of the  issuer  are  accelerated,  the U.S.  Treasury  zero  coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. The Underlying Funds may purchase Brady Bonds with no or limited collateralizations and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) repayment of principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

     STRUCTURED FOREIGN INVESTMENTS. Strategic Income Fund may invest a portion of its assets in interests in U.S. and foreign entities organized and operated solely for the purpose of securitizing or restructuring the investment characteristics of foreign securities. This type of securitization or restructuring involves the deposit with or purchase by a U.S. or foreign entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Foreign Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Foreign Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Foreign Investments is dependent on the extent of the cash flow on the underlying instruments.

     The Structured Foreign Investments of the type in which Strategic Income Fund typically invests will involve no credit enhancement. Accordingly, their credit risk generally will be equivalent to that of the underlying instruments. The Strategic Income Fund is permitted, however, to invest in classes of Structured Foreign Investments that are subordinated to the right of payment of another class. Subordinated Structured Foreign Investments typically have higher yields and present greater risks than unsubordinated Structured Foreign Investments. Structured Foreign Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Foreign Investments.

     FOREIGN CURRENCY TRANSACTIONS. Although the Underlying Funds value their assets daily in U.S. dollars, they do not intend to convert their holdings of foreign currencies to U.S. dollars on a daily basis. The Underlying Funds' foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Underlying Funds could suffer a loss of some or all of the amounts deposited. The Underlying Funds may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies.

     CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

     The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by an Underlying Fund is called for redemption, that Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     WARRANTS. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

     ILLIQUID SECURITIES. The Underlying Funds may invest up to 10% or 15% of their net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which an Underlying Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or a Sub- Adviser, as applicable, have determined are liquid pursuant to guidelines established by each Underlying Fund's board of trustees (each sometimes referred to as a "board"). The assets used as cover for OTC options written by the Underlying Funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). However, to the extent that securities are freely tradeable in the country in which they are principally traded, they are not considered illiquid securities for purposes of the Underlying Funds' respective percentage limitations, even if they are not freely tradeable in the United States. Where registration is required, an Underlying Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, an Underlying Fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by an Underlying Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

     Each board of directors or board of trustees for the Underlying Funds (each a "board") has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or the applicable Sub- Adviser pursuant to guidelines approved by the board. Mitchell Hutchins or the Sub-Adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins or the Sub-Adviser monitors the liquidity of restricted securities in each Underlying Fund's portfolio and reports periodically on such decisions to the applicable board.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which an Underlying Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Underlying Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by an Underlying Fund upon acquisition is accrued as interest and included in its net investment income.

     The Underlying Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by Mitchell Hutchins or a Sub-Adviser to present minimal credit risks in accordance with guidelines established by the applicable board. Mitchell Hutchins reviews and monitors the creditworthiness of those institutions under each board's general supervision.

     REVERSE REPURCHASE AGREEMENTS. Most of the Underlying Funds may enter into reverse repurchase agreements with banks and securities dealers. Such agreements involve the sale of securities held by the Underlying Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, the Underlying Fund's custodian segregates assets to cover the Fund's obligations under the reverse repurchase agreement. See "Underlying Funds -- Investment Policies, Segregated Accounts."

     LENDING OF PORTFOLIO SECURITIES. Each Underlying Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with that Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Underlying Fund will retain authority to terminate any loans at any time. Each Underlying Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash held as collateral to the borrower or placing broker. Each Underlying Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Underlying Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

     SHORT SALES "AGAINST THE BOX." Each Underlying Fund other than PaineWebber Cashfund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box") to defer realization of gains or losses for tax or other purposes. To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of an Underlying Fund, and that Fund is obligated to replace the securities borrowed at a date in the future. When an Underlying Fund sells short, it will establish a margin account with the broker effecting the short sale, and will deposit collateral with the broker. In addition, the Underlying Fund will maintain with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Underlying Fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

     The Underlying Funds might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins or a Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by the Fund, or when Mitchell Hutchins wants to sell a security that a Fund owns at a current price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any loss in the Fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities an Underlying Fund owns, either directly or indirectly, and in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     LOAN PARTICIPATIONS AND ASSIGNMENTS. Investment Grade Income Fund and High Income Fund each may invest up to 5% of its net assets in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation and one or more financial institutions ("Lenders"), and Strategic Income Fund may invest in these instruments subject only to its limitation on investments in illiquid securities. These Underlying Funds' investments in Loans are expected in most instances to be in the form of participations ("Participations") in Loans and assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in an Underlying Fund's having a contractual relationship only with the Lender, not with the borrower. An Underlying Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, an Underlying Fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, an Underlying Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, an Underlying Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Underlying Funds will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by Mitchell Hutchins to be creditworthy.

     When an Underlying Fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by an Underlying Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

     Assignments and Participations are generally not registered under the 1933 Act and thus are subject to each Underlying Fund's limitation on investment in illiquid securities. Because there is no liquid market for such securities, the Underlying Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on an Underlying Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

     SEGREGATED ACCOUNTS. When an Underlying Fund enters into certain transactions to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Other Strategies Using Derivative Contracts," segregated accounts may also be required in connection with certain transactions involving options, futures contracts and forward currency contracts and certain interest rate protection transactions.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, each Underlying Fund may purchase securities on a "when-issued" or delayed delivery basis. A security purchased on a when- issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a Fund's net asset value. When an Underlying Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Underlying Funds - Investment Policies Segregated Accounts." An Underlying Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or a Sub-Adviser, as applicable, deems it advantageous to do so, which may result in a gain or loss to the Fund.

     SPECIAL CONSIDERATIONS CONCERNING UTILITY INCOME FUND--UTILITY INDUSTRIES. Utility companies in the United States and in foreign countries are generally subject to regulation. In the United States, most utility companies are regulated by state and/or federal authorities. Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand. Prices are also regulated, with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services. There can be no assurance that such pricing policies or rates of return will continue in the future.

     The nature of regulation of utility industries is evolving both in the United States and in foreign countries. Changes in regulation in the United States increasingly allow utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. Although certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

     The regulation of foreign utility companies may or may not be comparable to that in the United States. Foreign regulatory systems vary from country to country, and may evolve in ways different from regulation in the United States.

     The revenues of domestic and foreign utility companies generally reflect the economic growth and developments in the geographic areas in which they do business. Mitchell Hutchins takes into account anticipated economic growth rates and other economic developments when selecting securities of utility companies. Further descriptions of specific segments within the global utility industries are set forth below.

     ELECTRIC. The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. Domestic electric utility companies in general recently have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies recently have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental, nuclear facility and other safety regulations and changes in the regulatory climate. For example, in the United States, the construction and operation of nuclear power facilities is subject to increased scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission. Increased scrutiny might result in higher operating costs and higher capital expenditures, with the risk that regulators may disallow inclusion of these costs in rate authorizations.

     TELECOMMUNICATIONS. The telephone communications industry is a distinct utility industry segment that is subject to different risks and opportunities. Companies that provide telephone services and access to the telephone networks comprise the largest portion of this segment. The telephone industry is large and highly concentrated. Telephone companies in the United States are still experiencing the effects of the break-up of American Telephone & Telegraph Company, which occurred in 1984. Since that date the number of local and long-distance companies and the competition among such companies has increased. In addition, since 1984, companies engaged in telephone communication services have expanded their nonregulated activities into other businesses, including cellular telephone services, data processing, equipment retailing and software services. This expansion has provided significant opportunities for certain telephone companies to increase their earnings and dividends at faster rates than have been allowed in traditional regulated businesses. Increasing competition and other structural changes, however, could adversely affect the profitability of such utilities.

     GAS. Gas transmission companies and gas distribution companies are also undergoing significant changes. In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. In the recent decade, gas utility companies have been adversely affected by disruption in the oil industry and have also been affected by increased concentration and competition.

     WATER. Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world, the industry is highly fragmented, because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. Mitchell Hutchins believes that favorable investment opportunities may result from consolidation within this industry.

     There can be no assurance that the positive developments noted above, including those relating to business growth and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

SPECIAL CONSIDERATIONS AND RISK FACTORS RELATING TO ASIA PACIFIC REGION INVESTMENTS

     FOREIGN CURRENCY AND EXCHANGE RATES. Certain of the risks associated with international investments are heightened for investments in Asia Pacific Region countries (as defined in the Prospectus). For example, some of the currencies of Asia Pacific Region countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries such as India face serious exchange constraints.

     INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of several of the Asia Pacific Region countries is restricted or controlled to varying degrees. These restrictions may limit investment in these countries and may increase expenses of Asia Pacific Fund. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Asia Pacific Fund. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. The Asia Pacific Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. as well as by the application to it of other restrictions or investments.

     If, because of restrictions on repatriation or conversion, Asia Pacific Fund were unable to distribute substantially all of its net investment income
(including short-term capital gains) and long-term capital gains within applicable time periods, the Fund could be subject to federal income and excise taxes, which would not otherwise be incurred, and may cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code ("Code"), in which case it would become subject to federal income tax on all of its income and gains.

     DIFFERENCES BETWEEN THE U.S. AND ASIA PACIFIC REGION SECURITIES MARKETS. Most of the securities markets of the Asia Pacific Region countries have substantially less volume than the New York Stock Exchange, and equity securities of most companies in the Asia Pacific Region countries are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the Asia Pacific Region countries, such as those in China, are in the earliest stages of their development. As a result, security settlements may in some instances be subject to delays and related administrative uncertainties. Many companies traded on securities markets in Asia Pacific Region countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market-making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that any of the Asia Pacific Region countries experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in any such country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

     GOVERNMENT SUPERVISION OF ASIA PACIFIC REGION SECURITIES MARKETS; LEGAL SYSTEMS. There is also less government supervision and regulation of securities exchanges, listed companies and brokers in the Asia Pacific Region countries than exists in the United States. Less information may, therefore, be available to the Asia Pacific Fund than with respect to investments in the United States. Further, in certain Asia Pacific Region countries, less information may be available to the Fund than to local market participants. Brokers in Asia Pacific Region countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition. existing laws and regulations are often inconsistently applied. As legal systems in some of the Asia Pacific Region countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     FINANCIAL INFORMATION AND STANDARDS. Issuers in Asia Pacific Region countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Asia Pacific Region issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.

     SOCIAL, POLITICAL AND ECONOMIC FACTORS. Many of the Asia Pacific Region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra- constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions: (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which the Asia Pacific Fund invests and adversely affect the value of the Fund's assets. In addition. there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Fund.

     Few of the Asia Pacific Region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military collapse, while others have periodically demonstrated repressive police state characteristics. In several Asia Pacific Region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific Region countries, accompanied, in certain cases. by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan and Sri Lanka, for example, have created social, economic and political problems.

     Several Asia Pacific Region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. Tension between the Tamil and Sinhalese communities in Sri Lanka has resulted in periodic outbreaks of violence. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan. China is acknowledged to possess nuclear weapons capability; North Korea is alleged to possess or be in the process of developing such a capability.

     China is scheduled to assume sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control, there can be no assurance that China will not renege, and in fact China has recently announced its intent to repeal the law providing for civil rights for citizens of Hong Kong. Business confidence and market and business performance in Hong Kong, therefore, can be significantly affected by political developments.

     In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that may mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA"). Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory's assets were to be endangered.

     The economies of most of the Asia Pacific Region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific Region countries. In addition, the economies of some Asia Pacific Region countries, Australia, Indonesia and Malaysia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

        UNDERLYING FUNDS -- HEDGING AND OTHER STRATEGIES USING DERIVATIVE
                                    CONTRACTS

     DERIVATIVE INSTRUMENTS. Mitchell Hutchins and the Sub-Advisers may use a variety of derivative contracts ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the portfolio of each Underlying Fund (other than PaineWebber Cashfund). Certain Underlying Funds also may use these derivative contracts to attempt to enhance income or return, including shifting an Underlying Fund's exposure from one asset class to another. Certain Underlying Funds also may hedge their portfolios by entering into certain swaps or other interest rate protection transactions and by using forward currency contracts. An Underlying Fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, an Underlying Fund's use of these derivative contracts will place at risk a much smaller portion of its assets. The particular Derivative Instruments used by the Underlying Funds are described below.

     OPTIONS ON SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

     OPTIONS ON SECURITIES INDEXES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

     INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

     GENERAL DESCRIPTION OF STRATEGIES. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended to partially or fully offset potential declines in the value of one or more investments held in an Underlying Fund's portfolio. Thus, in a short hedge an Underlying Fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, an Underlying Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, an Underlying Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transactions costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, an Underlying Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that an Underlying Fund intends to acquire. Thus, in a long hedge, an Underlying Fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, an Underlying Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, an Underlying Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, an Underlying Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that an Underlying Fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which an Underlying Fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     Income strategies include the writing of covered options to obtain the related option premiums. Return strategies include the use of Derivative Instruments to increase or reduce an Underlying Fund's exposure to an asset class without buying or selling the underlying instruments.

     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, an Underlying Fund's ability to use Derivative Instruments will be limited by tax considerations. See "Taxes."

     In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the Sub-Advisers expect to discover additional opportunities in connection with options, futures contracts and other derivative contracts and hedging techniques. These new opportunities may become available as Mitchell Hutchins or the Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency contracts or other derivative contracts and techniques are developed. Mitchell Hutchins or a Sub- Adviser, as applicable, may utilize these opportunities for an Underlying Fund to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. An Underlying Fund's prospectus or statement of additional information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in its prospectus.

     SPECIAL RISKS OF HEDGING STRATEGIES. The use of Derivative Instruments in hedging strategies involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins or a Sub-Adviser, as applicable, to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the Sub-Advisers are experienced in the use of Derivative Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Derivative Instruments are traded.

     The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Fund entered into a short hedge because Mitchell Hutchins or a Sub-Adviser projected a decline in the price of a security in that Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, that Underlying Fund could suffer a loss. In either such case, the Underlying Fund would have been in a better position had it not hedged at all.

     (4) As described below, an Underlying Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the Underlying Fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair an Underlying Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. An Underlying Fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

     COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the Underlying Funds to an obligation to another party. An Underlying Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options or futures contracts or (2) cash and liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Underlying Fund will comply with SEC guidelines regarding cover for these transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of an Underlying Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     OPTIONS.  The Underlying Funds may purchase put and call options, and write
(sell) covered put or call options on securities on which they are permitted to invest and indices of those securities. Those Underlying Funds that are permitted to invest in foreign securities denominated in foreign currencies also may purchase put and call options on foreign currencies. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected Underlying Fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Underlying Fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by an Underlying Fund would be considered illiquid to the extent described under "Underlying Funds -- Investment Policies, Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.

     An Underlying Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, an Underlying Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, an Underlying Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit an Underlying Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The Underlying Funds may purchase and write both exchange-traded and OTC options. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between an Underlying Fund and its contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when an Underlying Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Underlying Fund as well as the loss of any expected benefit of the transaction. The Underlying Funds will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

     Generally, the OTC debt options or foreign currency options used by the Underlying Funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     The Underlying Funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Underlying Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Underlying Funds will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Underlying Funds, there is no assurance that an Underlying Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, an Underlying Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If an Underlying Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the Underlying Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     LIMITATIONS ON THE USE OF OPTIONS. The use of options is governed by the following guidelines, which can be changed by the applicable board for each Underlying Fund without shareholder vote:

     (1) Each Underlying Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of its total assets.

     (2) The aggregate value of securities underlying put options written by an Underlying Fund determined as of the date the put options are written will not exceed 50% of that Fund's net assets.

     (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock and bond indices and options on futures contracts) purchased by an Underlying Fund that are held at any time will not exceed 20% of that Fund's net assets.

     FUTURES. The Underlying Funds may purchase and sell futures contracts that are related to securities in which they are permitted to invest, such as securities index futures contracts for Underlying Funds that invest in equity securities, interest rate futures contracts for Underlying Funds that invest in bonds and foreign currency futures contracts for Underlying Funds that invest in securities that are denominated in foreign currencies. An Underlying Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract an Underlying Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations that are fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to an Underlying Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, an Underlying Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each Underlying Fund's obligations to or from a futures broker. When an Underlying Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when an Underlying Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If an Underlying Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Underlying Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If an Underlying Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. An Underlying Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, an Underlying Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by changed by the applicable board for each Underlying Fund without shareholder vote:

     (1) To the extent an Underlying Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of that Fund's net assets.

     (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and stock or bond indices and options on futures contracts) purchased by an Underlying Fund that are held at any time will not exceed 20% of that Fund's net assets.

     (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by an Underlying Fund will not exceed 5% of its total assets.

     FOREIGN  CURRENCY   HEDGING   STRATEGIES--SPECIAL   CONSIDERATIONS.   Those
Underlying Funds that invest in securities that are denominated in foreign currencies may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which their portfolio securities are denominated. Such currency hedges can protect against price movements in a security an Underlying Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Underlying Funds might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are more expensive than certain other Hedging Instruments. In such cases, the Underlying Funds may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the applicable Sub-Adviser believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the Derivative Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, an Underlying Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Underlying Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS. An Underlying Fund that invests in securities denominated in foreign currencies may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, an Underlying Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, an Underlying Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     As noted above, an Underlying Fund also may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which Mitchell Hutchins or a Sub-Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, an Underlying Fund may use forward currency contracts to shift its exposure to foreign currency fluctuations from one country to another. For example, if an Underlying Fund owned securities denominated in a foreign currency and Mitchell Hutchins or the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

     The cost to an Underlying Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When an Underlying Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that an Underlying Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, an Underlying Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Underlying Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, an Underlying Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. An Underlying Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Underlying Fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

     INTEREST RATE PROTECTION TRANSACTIONS. Certain Underlying Funds may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, floors and collars. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period.

     The Underlying Funds expect to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Underlying Funds intend to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

     Certain Underlying Funds may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Underlying Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins, the applicable Sub-Advisers and the Underlying Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Underlying Funds' borrowing restrictions. The net amount of the excess, if any, of an Underlying Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Underlying Funds -- Investment Policies--Segregated Accounts." The Underlying Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

     The Underlying Funds will enter into interest rate protection transactions only with banks and recognized securities dealers believed by Mitchell Hutchins or the applicable Sub-Adviser to present minimal credit risk in accordance with guidelines established by each Fund's board. If there is a default by the other party to such a transaction, the Underlying Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

     The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


                                 Position with             Business Experience;
Name And Address*                The Trust                 Other Directorships
-----------------                ---------                 -------------------

Victoria E. Schonfeld; 46        Trustee, President        Ms. Schonfeld  is  a  managing  director  and
                                 and Chairman of the       general counsel of  Mitchell Hutchins.  Prior
                                 Board of Trustees         to May 1994, she was a partner in the law
                                                           firm of Arnold & Porter.  Ms. Schonfeld is a
                                                           vice president of 29 other investment
                                                           companies for which Mitchell Hutchins or
                                                           PaineWebber serves as investment adviser.

Dianne E. O'Donnell; 44          Trustee, Vice             Ms. O'Donnell  is  a   senior   vice president
                                 President and             and   deputy   general   counsel of   Mitchell
                                 Secretary                 Hutchins.  Ms. O'Donnell is a vice president
                                                           and secretary of 29  investment  companies for
                                                           which Mitchell Hutchins or PaineWebber  serves
                                                           as investment adviser.

Julian F. Sluyters, 36           Vice President and        Mr. Sluyters is   a   senior  vice president  and
                                 Treasurer                 the   director  of  the   mutual  fund  finance
                                                           division of Mitchell Hutchins.  Mr. Sluyters
                                                           is a vice president and treasurer of 30
                                                           investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as
                                                           investment adviser.


------------------

     * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019. Ms. Schonfeld and Ms. O'Donnell are "interested persons" of the Trust as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins.

     The Trust pays trustees who are not "interested persons" of the Trust $1,000 for each series and $150 for each board meeting and each separate meeting of a board committee. Accordingly, the Trust pays each such trustee $4,000 annually for its four series, plus any additional amounts due for board or committee meetings. Trustees and officers own in the aggregate less than 1% of the outstanding shares of each Select Portfolio. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust and each Select Portfolio, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

     The table below shows the estimated compensation to be paid to each trustee during the current fiscal year and the compensation of those trustees from other PaineWebber funds during the calendar year ended December 31, 1996.

                              COMPENSATION TABLE(1)

                                                                Total
                                     Estimated              Compensation
                                     Aggregate                from the
                                    Compensation              Trust and
                                        from                  the Fund
Name Of Person, Position           The Trust                  Complex
------------------------           ---------                  -------





(1) Only independent members of the board are compensated by the Trust and identified above; trustees who are "interested persons," as defined by the 1940 Act, do not receive compensation.
(2)  Estimated for the initial fiscal year of the Trust..
(3) Represents total compensation paid to each trustee during the calendar year ended December 31, 1996; no fund within the fund complex has a pension or retirement plan.

     PRINCIPAL HOLDERS OF SECURITIES. Prior to , 1997, Mitchell Hutchins held all outstanding securities of each Select Portfolio and thus may be deemed a controlling person of each Select Portfolio until additional shareholders purchase shares.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator to each Select Portfolio pursuant to a contract (the "Advisory Contract") with the Trust. Under the Advisory Contract, each Select Portfolio pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of __% of average daily net assets.

     [Mitchell Hutchins is responsible for the payment of all expenses of each Select Portfolio with the following exceptions: fees and expenses of all trustees who are not "interested persons" of the Trust or Mitchell Hutchins, interest on borrowings, taxes, brokerage commissions (if any); shareholder charges (if any) associated with investing in the Underlying Funds; and such nonrecurring expenses as may arise, including costs of any litigation to which a Select Portfolio may be a party, and any obligation Mitchell Hutchins may have to indemnify the officers and trustees of the Trust with respect to litigation. Specific expenses borne by Mitchell Hutchins include expenses for typesetting, printing and mailing proxy materials to shareholders; legal expenses, and the fees of the custodian, independent auditor and interested trustees; costs of typesetting, printing and mailing prospectuses and statements of additional information, notices and reports to shareholders; each Select Portfolio's proportionate share of insurance premiums and dues of membership in voluntary investment company associations.

     [Under the terms of the Advisory Contract, each Select Portfolio bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. Expenses borne by each Select Portfolio include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the Select Portfolio and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Select Portfolio by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Select Portfolio's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees and officers who are not interested persons (as defined in the 1940 Act) of the applicable Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the applicable Trust or Select Portfolio for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Select Portfolio; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

     Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a Select Portfolio in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Trust's board or by vote of the holders of a majority of the Select Portfolio's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Select Portfolio.

     NET ASSETS. The following table shows the approximate net assets as of February 28, 1997, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.


                                                                  NET ASSETS
INVESTMENT CATEGORY                                               $ MIL
-------------------                                               ----------

Domestic (excluding Money Market)........................          $ 5,710.4
Global...................................................            2,938.0
Equity/Balanced..........................................            3,579.3
Fixed Income (excluding Money Market)....................            5,069.2
          Taxable Fixed Income...........................            3,478.8
          Tax-Free Fixed Income..........................            1,590.4
Money Market Funds.......................................           24,668.5


     PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to codes of ethics that describe the fiduciary duty owed to shareholders of PaineWebber mutual funds and other
Mitchell  Hutchins  advisory  accounts  by  all  Mitchell  Hutchins'  directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

     DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each class of each Select Portfolio under separate distribution contracts with the Trust (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of each Select Portfolio. Shares of each Select Portfolio are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber relating each class share of each Select Portfolio

(collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Select Portfolios' shares.

     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), each Select Portfolio pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of shares for each respective Select Portfolio. Under the Class B Plan and Class C Plan, each Select Portfolio pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of that Class. There is no distribution plan with respect to Class Y shares and the Select Portfolios pay no service or distribution fees with respect to their Class Y shares.

     Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the Trust's board at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Select Portfolio under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of that Select Portfolio and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

     In reporting amounts expended under the Plans to the Trust's board, Mitchell Hutchins allocates expenses attributable to the sale of each Class of each Select Portfolio's shares to such Class based on the ratio of sales of shares of such Class to the sales of all Classes of shares. The fees paid by one Class of a Select Portfolio's shares will not be used to subsidize the sale of any other Class of that Select Portfolio's shares.

     In approving the Select Portfolios' overall Flexible PricingSM system of distribution, the Trust's board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in each respective Select Portfolio and attracting new investors and assets to the Select Portfolio to the benefit of the Select Portfolio and its shareholders, (2) facilitate distribution of the Select Portfolios' shares and (3) maintain the competitive position of the Select Portfolios in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

     In approving the Class A Plan for each Select Portfolio, the Trust's board considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales charge combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Select Portfolio than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Select Portfolio's assets and potential continued growth, (4) the services provided to the Select Portfolio and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

     In approving the Class B Plan for each Select Portfolio, the Trust's board considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from Select Portfolio purchase payments and instead having the entire amount of their purchase payments immediately invested in Select Portfolio shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Select Portfolio than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Select Portfolio's assets and potential continued growth, (5) the services provided to the Select Portfolio and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service and distribution-related expenses and costs. The board also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     In approving the Class C Plan for each Select Portfolio, the Trust's board considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Select Portfolio purchase payments and instead having the entire amount of their purchase payments immediately invested in Select Portfolio shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Select Portfolio than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Select Portfolio's assets and potential continued growth, (5) the services provided to the Select Portfolio and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder andvice- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption, was conditioned upon its expectation of being compensated under the Class C Plan.

     With respect to each Plan, the board considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of each Select
Portfolio, which would increase if the Plan were successful and the Select Portfolio attained and maintained significant asset levels.


                             PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities for the Select Portfolios (normally shares of the Underlying Funds) are placed on behalf of a particular Select Portfolio by Mitchell Hutchins. A Select Portfolio will not incur any commissions or sales charges when it invests in shares of the Underlying Funds, but it may incur such costs if it invests directly in other types of securities. When a Select Portfolio purchases short-term U.S. government securities or commercial paper directly, it may purchase such securities in dealer transactions, which generally include a "spread," as explained below.

     Subject to policies established by each Underlying Fund's board, Mitchell Hutchins or the applicable Sub-Adviser is responsible for the execution of the Underlying Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the Sub-Adviser seeks to obtain the best net results for an Underlying Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins or the Sub-Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions, through which most debt securities and some equity securities are traded, generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The Underlying Funds may invest in securities traded in the OTC market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

     The Select Portfolios and the Underlying Funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Select Portfolios and the Underlying Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through PaineWebber. Each Select Portfolio and Underlying Fund's board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize PaineWebber to effect portfolio transactions for the Select Portfolios on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Underlying Funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of PaineWebber, are similar to those in effect with respect to brokerage transactions in securities.

     Consistent with the interests of the Select Portfolios and the Underlying Funds and subject to the review of each Fund's board, Mitchell Hutchins or a Sub-Adviser may cause a Fund to purchase and sell portfolio securities from and to dealers or through brokers who provide that Fund with research, analysis, advice and similar services. In return for such services, a Select Portfolio or Underlying Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to that Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

     For purchases or sales with broker-dealer firms which act as principal, Mitchell Hutchins or the Sub- Adviser seeks best execution. Although Mitchell Hutchins or a Sub-Adviser may receive certain research or execution services in connection with these transactions, they will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins and the Sub-Adviser will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. Mitchell Hutchins or a Sub- Adviser may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the Sub-Adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

     Information and research services furnished by brokers or dealers through which or with which the Select Portfolios or Underlying Funds effect securities transactions may be used by Mitchell Hutchins or a Sub-Adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or a Sub-Adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the Funds.

Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell
Hutchins under the Advisory Contract or a Sub-Adviser under its contract with Mitchell Hutchins.

     Investment decisions for a Select Portfolio or Underlying Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Select Portfolio or Underlying Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that Select Portfolio or Underlying Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Purchases or sales are then averaged as to price and allocated between that Select Portfolio or Underlying Fund are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

     The Select Portfolios and Underlying Funds will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by each Fund's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the Funds.

     PORTFOLIO TURNOVER. The Select Portfolios' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of each Select Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. Mitchell Hutchins estimates that no Select Portfolio's annual portfolio turnover rate will exceed [50%] during its first fiscal year.

     The portfolio turnover rates of the Underlying Funds have ranged from __% to __% during their most recent fiscal years. There can be no assurance that the portfolio turnover rates of the Underlying Funds will remain within this range during subsequent fiscal years. Higher portfolio turnover rates may result in higher expenses being incurred by the Underlying Funds.


            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

     COMBINED PURCHASE PRIVILEGE-CLASS A SHARES. Investors and eligible groups of related Select Portfolio investors may combine purchases of Class A shares of the Select Portfolios with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the Select Portfolios and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

     An "eligible group of related Select Portfolio investors" can consist of any combination of the following:

     (a) an individual, that individual's spouse, parents and children;

         an individual and his or her Individual Retirement Account ("IRA");

     (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

     (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by individual(s);

     (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

     (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse;

     (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

     (h) individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

     RIGHTS OF ACCUMULATIONS-CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Select Portfolio investors (as defined above) are permitted to purchase Class A shares of the Select Portfolios among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus
(2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Select Portfolio shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     WAIVERS OF SALES CHARGES-CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Select Portfolios may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. This exchange privilege is available only in those jurisdictions where the sale of PaineWebber fund shares to be acquired through such exchange may be legally made.
Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce any exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Select Portfolio temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Select Portfolio's investment objective, policies and restrictions.

     If  conditions  exist  that make cash  payments  undesirable,  each  Select
Portfolio reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Select Portfolio and valued in the same way as they would be valued for purposes of computing the Select Portfolio's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. Each Select Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The Select Portfolios may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Select Portfolio to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a Select Portfolio's portfolio at the time.

     AUTOMATIC INVESTMENT PLAN. Participation in the Automatic Investment Plan enables an investor to use the technique of "dollar cost averaging." When an investor invests the same dollar amount each month under the Plan, the investor will purchase more shares when a Select Portfolio's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, an investor's average purchase price per share over any given period will be lower than if the investor purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL PLAN. An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Select Portfolio account at the time the investor elects to participate in the systematic withdrawal plan) less aggregate redemptions made other than pursuant to the systematic withdrawal plan is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional shares of a Select Portfolio concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Select Portfolios of sufficient Select Portfolio shares to provide the withdrawal payments specified by participants in the Select Portfolios' systematic withdrawal plan. The payments generally are mailed approximately three Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends & Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

     REINSTATEMENT PRIVILEGE-CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in a Select Portfolio without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends & Taxes" in the Prospectus.

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLANSM
PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT(R) (RMA) (R)

     Shares of PaineWebber mutual funds, including the Select Portfolios, (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the investor's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

     To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

     The terms of the Plan, or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

     Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de- emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

     In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

     o monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard (R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

     o comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

     o automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the six RMA money market funds-RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax- Free Fund, RMA California Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

     o check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures.
All canceled checks are returned each month;

     o Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold MasterCard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

     o 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from the RMA Service Center;

     o expanded account protection to $50 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

     o automatic direct deposit of checks into your RMA account and automatic withdrawals from the account.

     The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.


                          CONVERSION OF CLASS B SHARES

     Class B shares of the Select Portfolios will automatically convert to Class A shares, based on the relative net asset values per share of the two Classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If a shareholder acquired Class B shares of any Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

     The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that this condition for the availability of the conversion feature will not be met.


                               VALUATION OF SHARES

     The Select Portfolios determine their net asset values per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The value of the shares of each Underlying Fund will be their net asset value at the time of the net asset value of the Select Portfolio shares is determined. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Trust's board determines that this does not represent fair value.


                             PERFORMANCE INFORMATION

     Each Select Portfolio's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     TOTAL   RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized   Return")   used  in   each   Select   Portfolio's   Performance
Advertisements are calculated according to the following formula:

 P(1 + T)n      =    ERV
    where: P    =    a hypothetical initial payment of $1,000 to purchase shares of a specified class
           T    =    average annual total return of shares of that class
           n    =    number of years
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The Select Portfolios also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Select Portfolios calculate Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Select Portfolio shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years will reflect conversion of the Class B shares to Class A shares at the end of the sixth year.


     YIELD. Yields used in Select Moderate Portfolio's and Select Conservative Portfolio's Performance Advertisements are calculated by dividing the Select Portfolio's interest income attributable to a Class of shares for a 30-day period ("Period"), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:

 YIELD        =  2 [( a-b/cd +1 ) 6 -1 ]

 where:  a    =  interest earned during the Period attributable to a Class of shares
         b    =  expenses accrued for the Period attributable to a Class of shares (net of reimbursements)
         c    =  the average daily number of shares of a Class outstanding during the Period that were entitled to receive dividends
         d    =  the maximum  offering  price per share (in the case
                 of Class A shares)  or the net asset  value per share
                 (in the case of Class B and Class C shares) on the last day of the Period.

     Except as noted below, in determining interest income earned during the Period (variable "a" in the above formula), a Select Portfolio calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Select Portfolio, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the Period (variable "d" in the above formula) the Select Portfolio's current maximum 4% initial sales charge on Class A shares is included.

     OTHER INFORMATION. In Performance Advertisements, the Select Portfolios may compare their Standardized Return and/or their Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), with the performance of recognized stock and other indices, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the
International Finance Corporation Global Total Return Index, the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000 Index, the Lehman Bond Index, the Lehman Brothers 20+ Year Treasury Bond Index, the Lehman

Brothers Government/Corporate Bond Index, other similar Lehman Brothers indices or components thereof, 30-year and 10-year U.S. Treasury bonds, the Morgan Stanley Capital International Perspective Indices, the Morgan Stanley Capital International Energy Sources Index, the Standard & Poor's Oil Composite Index, the Morgan Stanley Capital International World Index, the Salomon Brothers Non-U.S. Dollar Index, the Salomon Brothers Non-U.S. World Government Bond
Index, the Salomon Brothers World Government Index, other similar Salomon Brothers indices or components thereof and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Select Portfolios also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Select Portfolios and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST AND THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

     The Select Portfolios may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Select Portfolio investment are reinvested in additional Select Portfolio shares, any future income or capital appreciation of a Select Portfolio would increase the value, not only of the original Select Portfolio investment, but also of the additional Select Portfolio shares received through reinvestment. As a result, the value of a Select Portfolio investment would increase more quickly than if dividends or other distributions had been paid in cash.

     The Select Portfolios may also compare their performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(Registered) Money Markets. In comparing the Select Portfolios' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Select Portfolios are not insured or guaranteed by the U.S. government and returns and net asset values will fluctuate. The debt securities held by the Select Portfolios may have longer maturities than most CDs and may reflect interest rate fluctuations for longer term debt securities. An investment in any Select Portfolio involves greater risks than an investment in either a money market fund or a CD.

     Each Select Portfolio may also compare its performance to general trends in the stock and bond markets, as illustrated by the following graph prepared by Ibbotson Associates, Chicago.


                                      TAXES

     In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each Select Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains) ("Distribution Requirement") and must meet several additional requirements. For each Select Portfolio these requirements include the following: (1) the Select Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) the Select Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months ("Short-Short Limitation");
(3) at the close of each quarter of the Select Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Select Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Select Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     Dividends and other distributions declared by a Select Portfolio in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Select Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Select Portfolio during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     [A portion of the dividends from each Select Portfolio's investment company taxable income (whether paid in cash or additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Select Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.]

     If shares of a Select Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     [Dividends and interest received by a Select Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Select Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Select Portfolio would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Select Portfolio that represents income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. A Select Portfolio will report to its shareholders shortly after each taxable year their respective shares of the Select Portfolio's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election.]

     Each Select Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


                                OTHER INFORMATION

     The Trust is a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust's board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide the shares of any series into classes, and the costs of doing so will be borne by the Trust. The Trust currently consist of four series, each with four classes of shares.

     Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Select Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Select Portfolio. However, the Trust's trust instrument disclaims shareholder liability for acts or obligations of the Trust or its series (the Select Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Select Portfolio's property for all losses and expenses of any series shareholder held personally liable for the obligations of the Select Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Select Portfolio itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Select Portfolio , the shareholder paying such liability will be entitled to reimbursement from the general assets of the Select Portfolio. The trustees intend to conduct the operations of the Select Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Select Portfolios.

     Each Select Portfolio is entitled to participate equally in the dividends and other distribution and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable and have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust. Shareholders have non-cumulative voting rights. A shareholder is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

     [Annual shareholder meetings are not required. Special meetings of the shareholders of any class or any series may be called by the trustees and shall be called by the trustees upon the written request of shareholders owning at least ten percent of the outstanding shares of such series or class, or at least ten percent of the outstanding shares entitled to vote. On matters requiring shareholder approval, all share shall be voted by individual series or class, except (a) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (b) when the trustees have determined that the matter affects the interests of more than one series or class, then the shareholders of all such series or classes shall be entitled to one vote thereon.]

     CLASS-SPECIFIC EXPENSES. Each Select Portfolio may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Select Portfolio's shares to which those expenses are attributable. For example, Class B shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the Transfer Agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the Transfer Agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Select Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

     AUDITORS. [Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Trust and each Select Portfolio.]

                                    APPENDIX

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as a "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; BAA. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the higher rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     R. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE SELECT PORTFOLIOS OR THEIR DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE SELECT PORTFOLIOS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                               ------------------



                                TABLE OF CONTENTS

Select Portfolios - Investment Policies And Restrictions.....................2
Underlying Funds - Investment Policies.......................................4
Underlying Funds - Hedging And Other Strategies Using Derivative Contracts..23
Trustees And Officers; Principal Holders Of Securities......................32
Compensation Table..........................................................33
Investment Advisory And Distribution Arrangements...........................33
Portfolio Transactions......................................................36
Reduced Sales Charges, Additional Exchange And Redemption Information
   And Other Services.......................................................38
Conversion Of Class B Shares................................................42
Valuation Of Shares.........................................................43
Performance Information.....................................................43
Taxes.......................................................................45
Other Information...........................................................46
Appendix...................................................................A-1



(COPYRIGHT) 1997 PAINEWEBBER INCORPORATED

                                                            PAINEWEBBER
                                                      SELECT PORTFOLIOS











---------------------------------------------------------------------------


                                    STATEMENT OF ADDITIONAL INFORMATION

                                                        _________, 1997








---------------------------------------------------------------------------









                                                            PAINEWEBBER

                            PART C. OTHER INFORMATION
                            -------------------------


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

(a)      Financial Statements:  (to be filed)

(b)      Exhibits:

(1)      Trust Instrument (filed herewith)
(2)      By-Laws (filed herewith)
(3)      Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 1/
(5)      Investment Advisory and Administration Contract (to be filed)
(6)      (a)  Distribution Contract with respect to Class A Shares (to be filed)
         (b)  Distribution Contract with respect to Class B Shares (to be filed)
         (c)  Distribution Contract with respect to Class C Shares (to be filed)
         (d)  Distribution Contract with respect to Class Y Shares (to be filed)
         (e) Exclusive Dealer Agreement with respect to Class A Shares (to be filed)
         (f) Exclusive Dealer Agreement with respect to Class B Shares (to be filed)
         (g) Exclusive Dealer Agreement with respect to Class C Shares (to be filed)
         (h) Exclusive Dealer Agreement with respect to Class Y Shares (to be filed)
(7)      Bonus, profit sharing or pension plans - none
(8)      Custodian Agreement (to be filed)
(9)      Transfer Agency Agreement (to be filed)
(10)     Opinion of Counsel (to be filed)
(11)     Other opinions, appraisals, rulings and consents:
         Accountants' consent (to be filed)
(12)     Financial Statements omitted from Part B - none
(13)     Letter of investment intent (to be filed)
(14)     Prototype Retirement Plan - none
(15)     Rule 12b-1 Plans
         (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (to be filed)
         (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (to be filed)
         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (to be filed)
(16) Schedule for Computation of Performance Quotations - none and (27) Financial Data Schedule (to be filed)
(18)     Plan Pursuant to Rule 18f-3 (to be filed)

----------------------

1/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------   -------------------------------------------------------------

         None

Item 26.    NUMBER OF HOLDERS OF SECURITIES
            -------------------------------

                                                          Number of Record
                                                           Holders as of
TITLE OF CLASS                                             April 15, 1997
--------------                                             --------------
Shares of beneficial interest, par value
$0.001 per share, in

PaineWebber Select Aggressive Growth Portfolio
         Class A Shares                                           0
         Class B Shares                                           0
         Class C Shares                                           0
         Class Y Shares                                           0
PaineWebber Select Growth Portfolio
         Class A Shares                                           0
         Class B Shares                                           0
         Class C Shares                                           0
         Class Y Shares                                           0
PaineWebber Select Moderate Portfolio
         Class A Shares                                           0
         Class B Shares                                           0
         Class C Shares                                           0
         Class Y Shares                                           0
PaineWebber Select Conservative Portfolio
         Class A Shares                                           0
         Class B Shares                                           0
         Class C Shares                                           0
         Class Y Shares                                           0



Item 27.  INDEMNIFICATION
          ---------------

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

         Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

         Section 9 of each Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract. Section 10 of each Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

         Section 9 of each Exclusive Dealer Agreement contains provisions similar to Section 9 of each Distribution Contract, with respect to PaineWebber Incorporated ("PaineWebber").

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the

Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

         Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.


Item 29.  PRINCIPAL UNDERWRITERS
          ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         GLOBAL SMALL CAP FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SELECT TRUST
         PAINEWEBBER SERIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         TRIPLE A AND GOVERNMENT SERIES - 1997, INC.
         2002 TARGET TERM TRUST INC.

         b) Mitchell Hutchins is the Registrant's principal underwriter. PaineWebber acts as exclusive dealer of the Registrant's shares. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins or PaineWebber who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                                                   Positions and Offices
                        Positions and Offices      With Underwriter or
Name                    With Registrant            Exclusive Dealer
----                    ---------------            ----------------

Dianne E. O'Donnell     Trustee, Vice President    Senior Vice President and
                        and Secretary              Deputy General Counsel of
                                                   Mitchell Hutchins
Victoria E. Schonfeld   Trustee, President and     Managing Director and General
                        Chairman of the Board      Counsel of Mitchell Hutchins
                        of Trustees
Julian F. Sluyters      Vice President and         Senior Vice President and
                        Treasurer                  Director of the Mutual Fund
                                                   Finance Division of Mitchell
                                                   Hutchins


         c)  None


Item 30.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------

         The books and other documents  required by paragraphs  (b)(4),  (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 31.  MANAGEMENT SERVICES
          -------------------

         Not applicable.


Item 32.  UNDERTAKINGS
--------  ------------

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing financial statements that need not be certified, within four to six months from the effective date of this Registration Statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration
Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of April, 1997.

                                        PAINEWEBBER SELECT FUND

                                        By:  /S/ VICTORIA E. SCHONFELD
                                                 Victoria E. Schonfeld
                                                 President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                         Title                        Date
---------                         -----                        ----

/S/ VICTORIA E. SCHONFELD         Trustee, President and       April 29, 1997
-----------------------------
Victoria E. Schonfeld             Chairman of the Board
                                  of Trustees (Chief
                                  Executive Officer)
/S/ DIANNE E. O'DONNELL           Trustee                      April 29, 1997
-----------------------------
Dianne E. O'Donnell


/S/ JULIAN F. SLUYTERS            Vice President and           April 29, 1997
-----------------------------
Julian F. Sluyters                Treasurer (Chief
                                  Financial and
                                  Accounting Officer)

                             PAINEWEBBER SELECT FUND
                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
------

(1)      Trust Instrument (filed herewith)
(2)      By-Laws (filed herewith)
(3)      Voting trust agreement - none
(4) Instruments defining the rights of holders of Registrant's shares of beneficial interest 1/
(5)      Investment Advisory and Administration Contract (to be filed)
(6)      (a)  Distribution Contract with respect to Class A Shares (to be filed)
         (b)  Distribution Contract with respect to Class B Shares (to be filed)
         (c)  Distribution Contract with respect to Class C Shares (to be filed)
         (d)  Distribution Contract with respect to Class Y Shares (to be filed)
         (e) Exclusive Dealer Agreement with respect to Class A Shares (to be filed)
         (f) Exclusive Dealer Agreement with respect to Class B Shares (to be filed)
         (g) Exclusive Dealer Agreement with respect to Class C Shares (to be filed)
         (h) Exclusive Dealer Agreement with respect to Class Y Shares (to be filed)
(7)      Bonus, profit sharing or pension plans - none
(8)      Custodian Agreement (to be filed)
(9)      Transfer Agency Agreement (to be filed)
         Opinion of Counsel (to be filed)
(11)     Other opinions, appraisals, rulings and consents:
         Accountants' consent (to be filed)
(12)     Financial Statements omitted from Part B - none
(13)     Letter of investment intent (to be filed)
(14)     Prototype Retirement Plan - none
(15)     Rule 12b-1 Plans
         (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A Shares (to be filed)
         (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares (to be filed)
         (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares (to be filed)
(16)     Schedule for Computation of Performance Quotations - none
(17)     and (27) Financial Data Schedule (to be filed)
(18)     Plan Pursuant to Rule 18f-3 (to be filed)


----------------------

1/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

                             PAINEWEBBER SELECT FUND

















                                TRUST INSTRUMENT









                                 August 9, 1996

                                TABLE OF CONTENTS

                                                                        PAGE NO.



ARTICLE I.....................................................................1

ARTICLE II....................................................................2
         Section 1.  Management of the Trust..................................2
         Section 2.  Initial Trustees; Number and Election
                     of Trustees..............................................2
         Section 3.  Term of Office...........................................2
         Section 4.  Vacancies; Appointment of Trustees.......................3
         Section 5.  Temporary Vacancy or Absence.............................3
         Section 6.  Chairman.................................................3
         Section 7.  Action by the Trustees...................................3
         Section 8.  Ownership of Trust Property..............................4
         Section 9.  Effect of Trustees Not Serving...........................4
         Section 10. Trustees, etc. as Shareholders...........................4

ARTICLE III...................................................................5
         Section 1.  Powers...................................................5
         Section 2.  Certain Transactions.....................................7

ARTICLE IV....................................................................8
         Section 1.  Establishment of Series or Class.........................8
         Section 2.  Shares...................................................8
         Section 3.  Investment in the Trust..................................9
         Section 4.  Assets and Liabilities of Series.........................9
         Section 5.  Ownership and Transfer of Shares........................10
         Section 6.  Status of Shares; Limitation of Shareholder Liability...10

ARTICLE V....................................................................11
         Section 1.  Distributions...........................................11
         Section 2.  Redemptions.............................................11
         Section 3.  Determination of Net Asset Value........................12
         Section 4.  Suspension of Right of Redemption.......................12
         Section 5.  Redemptions Necessary for Qualification
                     as Regulated Investment Company.........................12

ARTICLE VI...................................................................13
         Section 1.  Voting Powers...........................................13
         Section 2.  Meetings of Shareholders................................14
         Section 3.  Quorum; Required Vote...................................14

ARTICLE VII..................................................................14
         Section 1.  Investment Adviser......................................14
         Section 2.  Principal Underwriter...................................15
         Section 3.  Transfer Agency, Shareholder Services,
                     and Administration Agreements...........................15
         Section 4.  Custodian...............................................15
         Section 5.  Parties to Contracts with Service
                     Providers...............................................15
         Section 6.  Requirements of the 1940 Act............................16

ARTICLE VIII.................................................................16

ARTICLE IX...................................................................17
         Section 1.  Limitation of Liability.................................17
         Section 2.  Indemnification.........................................17
         Section 3.  Indemnification of Shareholders.........................19

ARTICLE X....................................................................20
         Section 1.  Trust Not a Partnership.................................20
         Section 2.  Trustee Action; Expert Advice; No Bond or Surety........20
         Section 3.  Record Dates............................................20
         Section 4.  Termination of the Trust................................20
         Section 5.  Reorganization..........................................21
         Section 6.  Trust Instrument........................................22
         Section 7.  Applicable Law..........................................22
         Section 8.  Amendments..............................................23
         Section 9.  Fiscal Year.............................................23
         Section 10. Severability............................................23